                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 31                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 31                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
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              (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
  ----------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on August 1, 2004 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This  post-effective  amendment  designates a new effective  date for a previously filed post-effective amendment.

Your
American Century Investments
prospectus

INVESTOR CLASS
INSTITUTIONAL CLASS

Small Cap Value Fund
Equity Income Fund
Real Estate Fund
Mid Cap Value Fund

August 1, 2004

SMALL CAP VALUE IS CLOSED TO NEW INVESTORS.  SHAREHOLDERS WHO HAVE OPEN ACCOUNTS
MAY MAKE  ADDITIONAL  INVESTMENTS  AND  REINVEST  DIVIDENDS  AND  CAPITAL  GAINS
DISTRIBUTIONS.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor,

American Century  Investments  believes our relationship with you begins with an easy-to-read prospectus that provides the information you need to make confident investment decisions.

You'll notice that this booklet  includes  information  about Investor Class and
Institutional  Class  shares.  While  reading  through  this  prospectus,   it's
important  for you to be aware of the  class  you own,  or are  considering  for purchase.  Certain restrictions may apply to one class or another, and different classes may have different fees, expenses or minimum investment requirements.

Investor  Class and  Institutional  Class  shares  have no  up-front or deferred charges, commissions or 12b-1 fees. Investor Class shares are available directly from American Century Investments. We offer Institutional Class shares primarily through  employer-sponsored  retirement  plans or  institutions,  such as banks, broker-dealers and insurance companies.  The Institutional Class shares also are available to individuals who meet the minimum investment  requirements  outlined in the prospectus.

As you read this  prospectus,  please  note that the Fund  Performance  History,
Investing with American Century,  and Financial  Highlights sections reflect the most significant  differences  between the classes.  If you have questions after reading the  prospectus,  please  visit the  Products  and  Services  section of
americancentury.com  for  additional  fund  information.  Or,  call an  Investor
Relations  Representative  at  1-800-345-2021  weekdays,  7 a.m.  to 7 p.m.  and
Saturdays, 9 a.m. to 2 p.m. Central time.

Thank you for considering American Century Investments.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

               This symbol is used throughout the book to highlight  definitions of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Small Cap Value and Mid Cap Value seek  long-term  capital  growth.  Income is a secondary objective.

Equity  Income  seeks  current  income.  Capital  appreciation  is  a  secondary objective.

Real  Estate  seeks  long-term  capital  appreciation.  Income  is  a  secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In  selecting  stocks for Small Cap Value and Mid Cap Value,  the fund  managers look for companies  whose stock price may not reflect the company's  value.  The managers attempt to purchase the stocks of these undervalued  companies and hold them until their stock price has  increased  to, or is higher  than, a level the managers believe more accurately  reflects the fair value of the company. A more detailed  description  of the funds'  investment  strategies and risks begins on page X.

For Equity  Income,  the fund managers look for  securities of companies  with a favorable  income-paying history and with the potential for an increase in share price.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate  investment  trusts  (REITs) and companies  engaged in the real estate  industry.  The fund managers look for real estate  securities  they believe will provide  superior  returns to the fund,  focusing on companies with the potential for stock price  appreciation,  plus strong growth of cash flow to investors.

The chart below shows the primary  differences  among the funds. A more detailed description of the funds' investment strategies and risks begins on page x.

Fund                     Primary Investments

Small Cap Value          Equity securities of smaller companies

Equity Income            Equity securities of companies with a favorable
                            income-paying history

Real Estate              Real estate securities

Mid Cap Value            Equity securities of mid cap companies

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down based on the performance of the companies that issued them,  general market and economic conditions, and investor confidence. At any given time, your shares  may be worth  more or less than the  price  you paid for them.  In other words, it is possible to lose money by investing in the funds.

If the market does not consider  the  individual  stocks  purchased by Small Cap
Value or Mid Cap Value to be undervalued,  or if the stocks  purchased by Equity
Income do not continue dividend  payments,  the value of these funds' shares may decline, even if stock prices generally are rising.

The  smaller  companies  in which Small Cap Value  invests  may present  greater opportunities  for  capital  appreciation  than larger  companies,  but also may present greater risks.

An  investment  in the Real Estate Fund may be subject to many of the same risks as a direct  investment in real estate.  These risks include changes in economic
conditions,   interest   rates,   property   values,   property  tax  increases,
overbuilding and increased competition,  environmental contamination, zoning and natural  disasters.  This  is due to the  fact  that  the  value  of the  fund's investments  may be  affected  by the  value  of the  real  estate  owned by the companies in which it invests.  To the extent the fund invests in companies that make loans to real  estate  companies,  the fund also may be subject to interest rate risk.

Because  the Real  Estate  Fund  concentrates  its  investments  in real  estate securities,  it may be  subject to greater  risks and market  fluctuations  than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*    seeking  long-term  capital growth and income from your investment in Small
     Cap Value, Mid Cap Value and Real Estate

*    seeking  current  income with the potential for capital  appreciation  from your investment in Equity Income

*    seeking  diversification of your investment portfolio through an investment in Real Estate

*    comfortable with the risks associated with the funds' investment strategies

*    comfortable with the funds' short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*    investing for a short period of time

*    not seeking  income from an equity  investment  in Equity  Income,  Mid Cap
     Value or Real Estate

*    uncomfortable  with the risks  associated  with an  investment  in the real estate securities purchased by Real Estate

*    uncomfortable with short-term volatility in the value of your investment

*    uncomfortable   with  the  risks  associated  with  the  funds'  investment strategies

                    An investment in the funds is not a bank deposit,  and it is not  insured  or  guaranteed  by the  Federal  Deposit  Insurance
               Corporation (FDIC) or any other government agency.

FUND PERFORMANCE HISTORY

SMALL CAP VALUE FUND
EQUITY INCOME FUND
REAL ESTATE FUND

ANNUAL TOTAL RETURNS

The  following  bar charts show the  performance  of the funds'  Investor  Class shares for each full calendar  year in the life of the funds.  They indicate the volatility of the funds' historical  returns from year to year. Account fees are not reflected in the charts below.  If they had been included,  returns would be lower than those  shown.  The  returns of the  Institutional  Class  shares will differ from those shown in the charts depending on the expenses of that class.

SMALL CAP VALUE FUND - INVESTOR CLASS(1)

2003     36.11%
2002    -11.38%
2001     30.52%
2000     39.41%
1999     -0.86%

(1)  As of June 30, 2004, the end of the most recent calendar quarter, the fund's year-to-date return was xx%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         Highest                                   Lowest

Small Cap Value          x% (2Q 2003)                              x% (3Q 2002)
--------------------------------------------------------------------------------

EQUITY INCOME FUND  - INVESTOR CLASS(1)

2003    24.25%
2002    -5.00%
2001    11.33%
2000    21.91%
1999    -0.18%
1998    12.97%
1997    28.26%
1996    23.31%
1995    29.63%

(1)  As of June 30, 2004, the end of the most recent calendar quarter, the fund's year-to-date return was xx%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         Highest                                   Lowest

Equity Income            x% (4Q 1998)                              x% (3Q 2002)
--------------------------------------------------------------------------------

REAL ESTATE FUND - INVESTOR CLASS(1)

2003    39.78%
2002     5.50%
2001    10.58%
2000    27.16%
1999    -2.71%
1998   -18.10%
1997    25.21%
1996    40.81%

(1)  As of June 30, 2004, the end of the most recent calendar quarter, the fund's year-to-date return was xx%. During a portion of the period ended October 31, 1997, the manager voluntarily agreed to waive its management fee and  reimburse certain expenses incurred by the
     Class. Also, prior to the unified management fee structure, effective
     July 13, 1997, the custodian offset part of its fees for balance credits given to the fund.  During the period November 1, 1997 through
     March 31, 1998, a portion of the subadvisory fee, which is paid for subadvisory services, was waived.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         Highest                                   Lowest

Real Estate Fund         x% (4Q 1996)                              x% (3Q 1998)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The  following  table  shows the  average  annual  total  returns  of the funds'
Investor Class shares calculated three different ways. An additional table shows the  average  annual  total  returns of the funds'  Institutional  Class  shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Investor Class shares.  After-tax returns for the
Institutional Class will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The  S&P 500 is viewed as a broad  measure of U.S.  stock  performance.  The
S&P SmallCap  600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation.  The
Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity
income   mutual   funds.   The   Morgan   Stanley   REIT   Index   is  a  market
capitalization-weighted,  total-return  index of real estate  investment  trusts
(REITs) that meet certain liquidity requirements.

Investor Class

For the calendar year ended December 31, 2003    1 year    5 years    Life of
                                                                      Class (1)
-------------------------------------------------------------------------------
Small Cap Value Fund

Return Before Taxes                              36.11%    16.82%      16.12%

Return After Taxes on Distributions              35.97%    15.16%      14.53%

Return After Taxes on Distributions
  and Sale of Fund Shares                        23.60%    13.63%      13.08%

S&P SmallCap 600/BARRA Value Index               40.04%    11.02%       9.65%
  (reflects no deduction for fees, expenses
  or taxes)
-------------------------------------------------------------------------------
Equity Income Fund

Return Before Taxes                              24.25%     9.85%      14.98%

Return After Taxes on Distributions              23.22%     7.82%      11.19%

Return After Taxes on Distributions
  and Sale of Fund Shares                        16.44%     7.20%      10.67%

Lipper Equity Income Fund Index                  25.83%     2.22%       9.75%(2)
  (reflects no deduction for taxes)

S&P 500 Index                                    28.68%    -0.57%      11.82%(2)
  (reflects no deduction for fees, expenses
  or taxes)
-------------------------------------------------------------------------------
Real Estate Fund

Return Before Taxes                              39.78%    15.07%      14.46%

Return After Taxes on Distributions              38.26%    13.23%      12.44%

Return After Taxes on Distributions
  and Sale of Fund Shares                        25.95%    11.91%      11.43%

Morgan Stanley REIT Index                        36.74%    14.12%      12.83%(3)
  (reflects no deduction for fees, expenses
  or taxes)

1    The  inception  dates  for the  Investor  Class of the  funds are Small Cap
     Value,  July 31,  1998;  Equity  Income,  August 1, 1994;  and Real Estate,
     September 21, 1995.

2    Since July 31,  1994,  the date closest to the classs  inception  for which data are available.

3    Since  September  30, 1995,  the date closest to the class's  inception for which data are available.

Institutional Class

For the calendar year ended December 31, 2003    1 year   5 years     Life of
                                                                      Class (1)
------------------------------------------------------------------------------
Small Cap Value Fund

Return Before Taxes                              36.33%   17.03%      17.95%

S&P SmallCap 600/BARRA Value Index               40.04%   11.02%      12.38%(2)
  (reflects no deduction for fees, expenses
  or taxes)
------------------------------------------------------------------------------
Equity Income Fund

Return Before Taxes                              24.65%   10.09%      10.44%

Lipper Equity Income Fund Index                  25.83%    2.22%       2.18%(3)
  (reflects no deduction for taxes)

S&P 500 Index                                    28.68%   -0.57%       0.69%(3)
  (reflects no deduction for fees, expenses or taxes)
-------------------------------------------------------------------------------
Real Estate Fund

Return Before Taxes                              40.00%   15.33%      10.97%

Morgan Stanley REIT Index                        36.74%   14.12%       9.59%(4)
(reflects no deduction for fees, expenses or taxes)

1    The inception dates for the Institutional  Class of the funds are Small Cap
     Value, October 26, 1998; Equity Income, July 8, 1998; and Real Estate, June
     16, 1997.

2    Since October 31, 1998, the date closest to the class's inception for which data are available.

3    Since July 9, 1998,  the date  closest to the class's  inception  for which data are available.

4    Since June 30, 1997,  the date closest to the class's  inception  for which data are available.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will  perform in the  future.

For current performance  information,  please call us at 1-800-345-2021 or visit us at americancentury.com.

MID CAP VALUE

As a new fund,  Mid Cap Value's  performance  history is not available as of the date of this prospectus.  When a class of the fund has investment  results for a full calendar year, these charts will include annual total returns,  highest and lowest quarterly returns and average annual total returns for the fund.

FEES AND EXPENSES

There are no sales loads, fees or other charges

*    to buy fund shares directly from American Century

*    to reinvest dividends in additional shares

*    to exchange into the same class of shares of other American Century funds

*    to redeem your shares other than a $10 fee to redeem by wire

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)

   Maximum Account Maintenance Fee                                 $25 (1)

1    Applies only to investors whose total investments with American Century are less  than  $10,000.  See  Account  Maintenance  Fee under  Investing  with
     American Century for more details.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                    Distribution                  Total Annual
                      Management    and Service       Other      Fund Operating
                        Fee         (12b-1) Fees     Expenses       Expenses
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

   Investor Class        1.25%          None         0.01% (1)       1.26%

   Institutional Class   1.05%          None         0.01% (1)       1.06%

--------------------------------------------------------------------------------
EQUITY INCOME FUND

   Investor Class        1.00%          None         0.00% (2)       1.00%

   Institutional Class   0.80%          None         0.00% (2)       0.80%

--------------------------------------------------------------------------------
REAL ESTATE FUND

   Investor Class        1.17% (3)      None         0.00% (2)       1.17%

   Institutional Class   0.97% (3)      None         0.00% (2)       0.97%

--------------------------------------------------------------------------------
MID CAP VALUE FUND

   Investor Class        1.00%          None         0.00% (4)       1.00%

   Institutional Class   0.80%          None         0.00% (4)       0.80%

1    Other  expenses  include the fees and  expenses  of the fund's  independent directors and their legal counsel, as well as interest.

2    Other  expenses,  which  include  the  fees  and  expenses  of  the  fund's independent  directors and their legal counsel,  as well as interest,  were less than 0.005% for the most recent fiscal year.

3    Based on assets of all  classes of the fund  during the fund's  most recent fiscal year. The fund has a stepped fee schedule.  As a result,  the fund's management  fee rate  generally  decreases  as fund  assets  increase,  and increases as fund assets decrease.

4    Other  expenses,  which  include  the  fees  and  expenses  of  the  fund's independent  directors and their legal  counsel,  as well as interest,  are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

*    invest $10,000 in the fund

*    redeem all of your shares at the end of the periods shown below

*    earn a 5% return each year

*    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                   1 year     3 years    5 years     10 years
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

   Investor Class                  $128       $398       $689        $1,514

   Institutional Class             $108       $336       $583        $1,288
--------------------------------------------------------------------------------
EQUITY INCOME FUND

   Investor Class                  $102       $318       $551        $1,219

   Institutional Class              $82       $255       $443          $987
--------------------------------------------------------------------------------
REAL ESTATE FUND

   Investor Class                  $119       $370       $641        $1,413

   Institutional Class              $99       $308       $535        $1,185
--------------------------------------------------------------------------------
MID CAP VALUE FUND

   Investor Class                  $102       $318       $551        $1,219

   Institutional Class              $82       $255       $443          $987

OBJECTIVES, STRATEGIES AND RISKS

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund  managers  will  invest at least 80% of the fund's  assets in small cap companies.  The fund managers consider small cap companies to include those with a market  capitalization  no larger  than  that of the  largest  company  in the
S&P  Small Cap 600 Index or the Russell 2000 Index.  The fund  managers look for  stocks  of  companies  that they  believe  are  undervalued  at the time of purchase.  The managers use a value investment strategy that looks for companies that are  temporarily  out of favor  in the  market.  The  managers  attempt  to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been overlooked by the market.  To identify these companies,  the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected  accurately  in the  companies'  stock prices or may be outside the companies'  historical  ranges.  The  managers  also may  consider  whether  the companies' securities have a favorable  income-paying history and whether income payments are expected to continue or increase.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
equity  securities at all times.  When the managers  believe it is prudent,  the fund may  invest  a  portion  of its  assets  in  convertible  debt  securities, equity-equivalent securities,  foreign securities, debt securities of companies, debt  obligations  of  governments  and  their  agencies,  nonleveraged  futures contracts and other similar securities.  Futures contracts, a type of derivative security,  can help the fund's cash assets remain liquid while  performing  more like  stocks.  The fund has a policy  governing  futures  contracts  and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible  for  the  fund  to lose  more  money  than  it  invested.  A  complete description of the derivatives policy is included in the Statement of Additional
Information.

          Equity  securities  include,  but are not  limited to,  common  stock, preferred stock and securities convertible into common stock.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or  short-term  debt  securities.  To the  extent  the  fund  assumes  a defensive position, it will not be pursuing its objective of capital growth. The fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible  debt  securities  which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value  generally  invests in smaller  companies  than American
Century's  similarly managed value funds (such as Equity Income), it may be more volatile,  and subject to greater  short-term  risk,  than those funds.  Smaller companies may have limited financial  resources,  product lines and markets, and their  securities may trade less frequently and in more limited volumes than the securities of larger  companies.  In addition,  smaller  companies may have less publicly  available  information  and, when  available,  it may be inaccurate or incomplete.

          When  determining  the  size of a  company,  the  fund  managers  will consider,  among other factors,  the  capitalization of the company and the amount of  revenues,  as well as other  information  they obtain  about the company.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
stocks,  the fund  may  invest  in  securities  of  foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity  Income  seeks to  provide  current  income.  Capital  appreciation  is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for  securities  with a favorable  income-paying  history that have  prospects  for income  payments  to continue  or  increase.  The fund managers also look for securities of companies that they believe are undervalued and have the  potential  for an  increase  in price.  The fund  seeks to receive dividend  payments  that  provide a yield that  exceeds  the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been overlooked by the market.  To identify these companies,  the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected  accurately  in the  companies'  stock prices or may be outside the companies'  historical  ranges.  The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they  intend  to keep at  least  85% of the  fund's  assets invested in  income-paying  securities  and will keep at least 80% of the fund's assets in equity  securities  at all  times.  When the  managers  believe  it is prudent,  the fund may  invest a  portion  of its  assets  in  convertible  debt securities, equity-equivalent securities, foreign securities, debt securities of companies,  debt  obligations of governments  and their  agencies,  nonleveraged futures contracts and other similar  securities.  Futures  contracts,  a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks.  The fund has a policy governing  futures contracts and  similar  derivative  securities  to help  manage the risk of these types of investments.  For  example,  the fund  managers  cannot  invest in a  derivative security  if it  would  be  possible  for the fund to lose  more  money  than it invested.  A complete  description of the derivatives  policy is included in the
Statement of Additional Information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or  short-term  debt  securities.  To the  extent  the  fund  assumes  a
defensive   position,   it  will  not  be  pursuing  its  objective  of  capital
appreciation  The fund  generally  limits its  purchase  of debt  securities  to investment-grade  obligations,  except for convertible debt securities which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  funds  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the  individual  stocks  purchased  by the  fund  do  not  continue  dividend payments,  or if their  stock price does not  increase,  the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The  value of the  fund's  assets  invested  in  bonds  and  other  fixed-income securities will go up and down as prevailing  interest rates change.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when interest rates decline.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
stocks,  the fund  may  invest  in  securities  of  foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in equity  securities issued by real estate  investment  trusts  (REITs)  and  companies  engaged in the real  estate industry.  The fund managers look for real estate  securities  they believe will provide  superior  returns  to the  fund.  They  attempt  to  focus  the  fund's investments  on real estate  companies  and REITs with the  potential  for stock price appreciation, plus strong growth of cash flow to investors.

          Equity  securities  include,  but are not  limited to,  common  stock, preferred stock and securities convertible into common stock.

The  fund  managers'  real  estate  securities  investment  philosophy  is  that consistently excellent investment results can be achieved through superior stock selection  (based on both public equity and private real estate market  factors)
and risk managed  portfolio  construction.  The fund  managers use a disciplined investment  process to manage the fund,  focusing  on superior  stock  selection rather than sector or theme bets. The portfolio  management  process relies on a continuous  screen of the target  universe of investments to identify  companies exhibiting superior financial  strength,  operating returns and growth prospects that are attractively priced at any given time.

The  investment  style of the fund is growth  at a  reasonable  price.  The fund managers  evaluate each company's  ability to generate earnings over an earnings cycle,  not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they  determine if the  company's  current  price fully  reflects its long-term value.

The fund  managers  do not  attempt  to time the  market.  Under  normal  market conditions,  the fund  invests at least 80% of its  assets in equity  securities issued by real estate  investment  trusts  (REITs) and companies  engaged in the real estate industry. A company is considered to be a real estate company if, in the  opinion of the fund  managers,  at least 50% of its  revenues or 50% of the market value of its assets at the time its  securities are purchased by the fund are  attributed  to the  ownership,  construction,  management  or  sale of real estate.  When the managers believe it is prudent,  the fund may invest a portion of its  assets  in other  types of  securities.  These  securities  may  include convertible debt securities,  equity-equivalent securities,  foreign securities, short-term  securities,  bonds,  notes,  securities of companies not principally engaged in the real estate industry,  non-leveraged  futures contracts and other similar securities.  Futures contracts,  a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures contracts and similar  derivative  securities to help  manage  the risk of these  types of  investments.  For  example,  the fund managers  cannot  invest in a derivative  security if it would be possible for a fund to lose  more  money  than  it  invested.  A  complete  description  of the derivatives policy is included in the Statement of Additional Information.

WHAT IS A REIT?

A real estate investment trust, or REIT,  invests primarily in  income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs,  called equity REITs, buy real estate,  and investors receive income from the rents  received  and from any  profits  on the sale of its  properties.
Other REITs,  called mortgage REITs, lend money to building developers and other real estate  companies,  and receive  income from  interest paid on those loans.
There are also hybrid REITs,  which engage in both owning real estate and making loans.

If a  REIT  meets  certain  requirements,  it is not  taxed  on  the  income  it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An  investment  in the fund may be subject to many of the same risks as a direct investment in real estate.  This is due to the fact that the value of the fund's investments  may be  affected  by the  value  of the  real  estate  owned by the companies  in  which  it  invests.  These  risks  include  changes  in  economic
conditions,   interest   rates,   property   values,   property  tax  increases,
overbuilding and increased competition,  environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage  REITs,  it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests.  Credit risk is the risk that the borrower  will not be able to make interest  and  principal  payments  on the loan to the REIT  when  they are due.
Interest  rate risk is the risk that a change in the  prevailing  interest  rate will  cause  the value of the loan  portfolio  held by the REIT to rise or fall.
Generally,  when  interest  rates  rise,  the value of the loan  portfolio  will decline.  The opposite is true when interest rates decline.  The degree to which interest rate changes affect the fund's performance varies and is related to the specific  characteristics  of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities,  it may be subject to greater risks and market  fluctuations  than a fund representing a broader  range  of  industries.  In  addition,  market  performance  tends to be cyclical and, in the various cycles,  certain  investment styles may fall in and out of favor.  If the market is not favoring the fund's style,  the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

MID CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for  companies  that are  temporarily  out of favor in the market.  The managers attempt to  purchase  the stocks of these  undervalued  companies  and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been overlooked by the market.  To identify these companies,  the fund managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies' value as determined by the fund managers.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index,  excluding the largest 100 such  companies.  The fund managers  intend to manage the fund so that its  weighted  capitalization  falls within the capitalization range of the members of the Russell Mid Cap Index.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they  intend  to keep at  least  65% of the  fund's  assets invested in U.S. equity securities at all times. When the managers believe it is prudent,  the fund may invest a portion of its assets in  domestic  and  foreign convertible debt securities,  equity-equivalent  securities,  debt securities of companies,  debt  obligations of governments  and their  agencies,  nonleveraged futures contracts and other similar  securities.  Futures  contracts,  a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks.  The fund has a policy governing  futures contracts and  similar  derivative  securities  to help  manage the risk of these types of investments.  For  example,  the fund  managers  cannot  invest in a  derivative security  if it  would  be  possible  for the fund to lose  more  money  than it invested.  A complete  description of the derivatives  policy is included in the
Statement of Additional Information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or  short-term  debt  securities.  To the  extent  the  fund  assumes  a defensive position it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
securities,  the fund may  invest  in  foreign  securities.  Foreign  investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in U.S. securities.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the services it provided to the Investor  Class and  Institutional  Class of the funds  during the most recent  fiscal year,  the advisor  received a unified management  fee based on a percentage  of the average net assets of the specific class of shares of each fund.  The amount of the management fee for each fund is determined daily on a class-by-class  basis and paid monthly in arrears. Mid Cap
Value  Institutional  Class  will pay the  advisor a unified  management  fee of
0.80%.

Out of each fund's fee, the advisor paid all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of each  fund's  management  fee may be paid by the fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO
THE ADVISOR AS A PERCENTAGE OF AVERAGE
NET ASSETS FOR THE FISCAL YEAR ENDED
MARCH 31, 2004                          INVESTOR CLASS      INSTITUTIONAL CLASS

Small Cap Value                             1.25%                1.05%

Equity Income                               1.00%                0.80%

Real Estate                                 1.17%                0.97%

Mid Cap Value                               1.00% (1)            N/A (2)

1    Annualized.

2    This class was not in  operation  during the  fiscal  year ended  March 31,
     2004.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio  managers,  assistant portfolio managers and analysts  to manage the  funds.  The teams meet  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for a  fund  as  they  see  fit,  guided  by the  fund's  investment objectives  and strategy.

The portfolio managers on the investment teams are identified below.

EQUITY INCOME

Phillip N. Davidson
Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio  Manager,  has been a member of the team that  manages  Equity  Income since its  inception  in August  1994.  Prior to  joining  American  Century  in
September  1993,  he spent 11 years at Boatmen's  Trust Company in St. Louis and served as Vice President and Portfolio  Manager  responsible  for  institutional value  equity  clients.  He has a  bachelor's  degree in finance and an MBA from
Illinois State University. He is a CFA charterholder.

Scott A. Moore
Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages  Equity Income since October 1996 and Portfolio  Manager since
February  1999.  He joined  American  Century  in August  1993 as an  Investment
Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the  University  of Missouri - Columbia.  He is a CFA charterholder.

Michael Liss
Mr. Liss,  Portfolio Manager,  has been a member of the team that manages Equity
Income since he joined American  Century in June 1998 as an Investment  Analyst.
He was  promoted  to Senior  Investment  Analyst  in August  2003 and  Portfolio
Manager in February  2004. He has a bachelor's  degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

SMALL CAP VALUE

Benjamin Z. Giele
Mr. Giele, Vice President and Portfolio  Manager,  has been a member of the team that  manages  Small Cap Value since its  inception  in July 1998 and  Portfolio
Manager  since  February  1999.  He joined  American  Century  in May 1998 as an
Investment Analyst. He has a bachelor of arts from Rice University and an MBA in finance  and  accounting  from the  University  of Texas -  Austin.  He is a CFA charterholder.

Kevin Laub
Mr. Laub,  Portfolio Manager, has been a member of the team since June 1998 when he  joined  American  Century  as an  Investment  Analyst.  He was  promoted  to
Portfolio  Manager in February 2003. He previously  held positions with Deloitte
& Touche LLP. He received his bachelor's  degree in business  administration and his MBA from the University of Iowa. He is a CFA charterholder.

Real Estate

American Century Investment  Management,  Inc. provides  investment advisory and management services for the fund. American Century Investment  Management,  Inc.
has,  in  turn,  hired  J.P.  Morgan  Investment  Management  Inc.  to make  the day-to-day  investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management,  Inc. and the fund's Board of Directors.

The portfolio managers on the investment team are identified below:

Scott W. Blasdell
Mr. Blasdell,  Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since  joining J.P.  Morgan  Investment  Management  Inc. in
August 1999.  Before joining J.P. Morgan  Investment  Management Inc., he held a similar  position at Merrill Lynch Asset Management from December 1997 to August
1999. From February 1993 to December 1997, he worked at Wellington Management as an analyst and portfolio  manager.  He has a bachelor's degree in economics from
Williams College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management,  Inc. who oversees the management of the fund is identified as follows:

Phillip N. Davidson
Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio  Manager,  supervises the American Century Real Estate team. He joined
American Century in September 1993. Prior to joining American Century,  he spent
11 years at Boatmen's  Trust  Company in St. Louis and served as Vice  President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.  He is a CFA charterholder.

MID CAP VALUE

Phillip N. Davidson
Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio  Manager,  has been a member  of the team that  manages  Mid Cap Value since its inception.  Prior to joining  American  Century in September  1993, he spent 11 years at  Boatmen's  Trust  Company  in St.  Louis  and  served as Vice
President and  Portfolio  Manager  responsible  for  institutional  value equity clients.  He has a bachelor's  degree in finance and an MBA from Illinois  State
University. He is a CFA charterholder.

Scott A. Moore
Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that  manages Mid Cap Value since the fund's  inception  in March 2004.  He joined American Century in August 1993 as an Investment Analyst and was promoted to Portfolio  Manager in February  1999.  He has a bachelor's  degree in finance from Southern  Illinois  University and an MBA in finance from the University of
Missouri - Columbia. He is a CFA charterholder.

Michael Liss
Mr. Liss,  Portfolio Manager, has been a member of the team that manages Mid Cap
Value since the fund's  inception in March 2004. He joined  American  Century in
June 1998 as an Investment Analyst. He was promoted to Senior Investment Analyst in August 2003 and  Portfolio  Manager in  February  2004.  He has a  bachelors degree in  accounting  and finance from  Albright  College and an MBA in finance from Indiana University. He is a CFA charterholder.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval before  executing  permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  may  change  any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See Account Maintenance Fee in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please call  1-800-345-2021.  If you invest in  American  Century  mutual  funds through a financial  intermediary,  please contact them  directly.  For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------
www.americancentury.com

INVESTOR CLASS ONLY

Open an account
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

Sell shares*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*    Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
INVESTOR RELATIONS                                   SERVICE REPRESENTATIVE
1-800-345-2021                                       1-800-345-3533
BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533
AUTOMATED INFORMATION LINE
1-800-345-8765

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

Make additional investments
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

Sell shares
Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

Open an account
Call to set up your  account  or mail a  completed  application  to the  address provided in the By mail or fax section. Give your bank the following information to wire money.

*    Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

*    The fund name

*    Your American Century account number, if known*

*    Your name

*    The contribution year (for IRAs only)

*    FOR ADDITIONAL INVESTMENTS ONLY

Make additional investments
Follow the BY WIRE-OPEN AN ACCOUNT instructions

Sell shares
You can receive redemption proceeds by wire or electronic transfer.

Exchange shares
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
P.O. Box 419200                                      P.O. Box 419385
Kansas City, MO 64141-6200                           Kansas City, MO 64141-6385

Fax                                                  Fax
816-340-7962                                         816-340-4655

Open an account
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

Exchange shares
Send written  instructions  to exchange  your shares from one  American  Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

Sell shares
Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

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AUTOMATICALLY
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INVESTOR AND INSTITUTIONAL CLASS

Open an account
Not available.

Exchange shares
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

Make additional investments
With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

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IN PERSON
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INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  service  representative  can  help  you  open an  account,  make additional investments, and sell or exchange shares.

4500 Main Street                            4917 Town Center Drive
Kansas City, Missouri                       Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday           8 a.m. to 5 p.m., Monday - Friday
                                            8 a.m. to noon, Saturday

1665 Charleston Road                        10350 Park Meadows Drive
Mountain View, California                   Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday           8:30 a.m. to 5 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more
about  exclusive  online  account  management,   visit   www.americancentury.com
/info/demo.

          PERSONAL  ACCOUNTS  include  individual   accounts,   joint  accounts,
     UGMA/UTMA accounts,  personal trusts,  Coverdell Education Savings Accounts
     and  IRAs  (including  traditional,   Roth,  Rollover,  SEP-,  SARSEP-  and
     SIMPLE-IRAs), but no other retirement accounts . If you have only business, business  retirement,  employer-sponsored  or  American  Century  Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial  investment  amount is $5 million ($3 million for endowments
and   foundations)  per  fund.  If  you  invest  with  us  through  a  financial intermediary,  the minimum investment  requirement may be met by aggregating the investments  of various  clients of your  financial  intermediary.  The  minimum investment requirement may be waived if you or your financial  intermediary,  if applicable, has an aggregate investment in our family of funds of $10 million or more ($5  million  for  endowments  and  foundations).  In  addition,  financial intermediaries  or plan  recordkeepers  may  require  retirement  plans  to meet certain  other  conditions,  such as plan size or a minimum  level of assets per participant, in order to be eligible to purchase Institutional Class shares.

THE  FOLLOWING  POLICIES  APPLY  TO  INVESTOR  CLASS  AND  INSTITUTIONAL   CLASS
SHAREHOLDERS.

REDEMPTIONS

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

          A fund's net asset value, or NAV, is the price of the fund's shares.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive,  short-term trading and other abusive trading practices that may disrupt portfolio management  strategies and harm fund performance.  We take steps to reduce the frequency and effect of these  activities in our funds.
These steps include monitoring trading activity,  imposing trading  restrictions on certain accounts,  imposing  redemption fees on certain funds, and using fair value  pricing when current  market  prices are not  available.  Although  these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  American Century seeks to  exercise  its  judgment  in  implementing  these  tools  to the  best of its abilities in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  we  may  deem  the  sale  of  all  or  a  substantial  portion  of a shareholder's purchase of fund shares to be abusive if the sale is made

*    within seven days of the purchase, or

*    within 30 days of the purchase, if it happens more than once per year.

American Century  reserves the right, in its sole discretion,  to identify other trading practices as abusive.  In addition,  American Century reserves the right to  accept  purchases  and  exchanges  in  excess  of the  trading  restrictions discussed above if it believes that such transactions  would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity  involved in identifying  abusive trading activity and the volume of shareholder  transactions  American  Century handles, there can be no assurance  that  American  Century's  efforts will  identify all trades  or  trading  practices  that may be  considered  abusive.  In  addition,
American  Century's  ability to monitor trades that are placed by the individual shareholders  of omnibus  accounts  maintained  by financial  intermediaries  is severely limited because American Century does not have access to the underlying shareholder account  information.  However,  American Century monitors aggregate
trades   placed  in  omnibus   accounts   and  seeks  to  work  with   financial
intermediaries  to  discourage  shareholders  from  engaging in abusive  trading practices and to impose restrictions on excessive trades. There may be legal and technological  limitations on the ability of financial  intermediaries to impose restrictions on the trading  practices of their clients.  As a result,  American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SIGNATURE GUARANTEES

A signature  guarantee - which is  different  from a notarized  signature - is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

*    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

*    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*    Your are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  FINANCIAL  INTERMEDIARY  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

*    minimum investment requirements

*    exchange policies

*    fund choices

*    cutoff time for investments

*    trading restrictions

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  Statement  of  Additional  Information  are  available  from  your intermediary or plan sponsor.

          Financial  intermediaries  include  banks,  broker-dealers,  insurance companies and investment advisors.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on their behalf. American Century has contracts with these intermediaries requiring them to track  the time  investment  orders  are  received  and to  comply  with procedures  relating to the  transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf  before  the time the net asset  value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American  Century  determines  the net asset  value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

*    for funds investing in foreign securities,  an event occurs after the close of the foreign exchange on which a portfolio security  principally  trades, but before the close of the  Exchange,  that is likely to have  changed the value of the security

*    a debt security has been declared in default

*    trading in a security has been halted during the trading day

*    the  demand  for the  security  (as  reflected  by its  trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in GOOD ORDER.

          GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example,  providing the fund  name and  account  number,  the  amount  of the  transaction  and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.  The funds pay distributions of substantially all of their income quarterly. Distributions from realized capital gains are paid  annually,  usually  in  December.  They may make  more  frequent distributions if necessary to comply with Internal Revenue Code provisions.

          Capital gains are increases in the values of capital  assets,  such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any
distributions   received  with  your   redemption   proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND  INCOME is a dividend  received by a fund from the stock of a domestic or qualifying  foreign  corporation,  provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%        TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS      ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income        Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions-including exchanges to other American Century funds-are subject to  capital  gains tax.  The table  above can  provide a general  guide for your potential  tax  liability  when selling or  exchanging  fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.

However,  you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term  capital  loss to the extent of any  distribution  of  long-term  capital  gain to you with respect to those  shares.  If a loss is  realized on the  redemption  of fund  shares,  the reinvestment  in  additional  fund  shares  within  30 days  before or after the redemption  may be subject to the wash sale rules of the Internal  Revenue Code.
This may result in a  postponement  of the  recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

Small Cap Value - Investor Class, Institutional Class, Advisor Class and C Class

Equity Income - Investor Class,  Institutional  Class, Advisor Class, C Class, R
Class

Real Estate - Investor Class, Institutional Class, Advisor Class

Mid Cap Value - Investor Class, Institutional Class, Advisor Class

The shares offered by this Prospectus are Investor Class and Institutional Class shares.  Investor  Class and  Institutional  Class  shares  have no  up-front or deferred  charges,  commissions  or 12b-1 fees.  Institutional  Class shares are offered  primarily  through  employer-sponsored  retirement  plans,  or  through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for shareholder and  distribution  services and not the result of any difference in  amounts  charged  by the  advisor  for core  investment  advisory  services.
Accordingly,  the  core  investment  advisory  expenses  do not  vary by  class.
Different fees and expenses will affect performance.  For additional information concerning Advisor Class, C Class or R Class shares,  call us at 1-800-345-3533.
You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*    share price at the beginning of the period

*    investment income and capital gains or losses

*    distributions of income and capital gains paid to investors

*    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*    TOTAL RETURN - the overall  percentage  of return of the fund,  assuming the reinvestment of all distributions

*    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

*    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited by  Deloitte  &  Touche  LLP, independent  auditors.  Their  Independent  Auditors'  Reports and the financial statements are included in the funds' annual  reports,  which are available upon request.

Small Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
----------------------------------------------------------------------------------------------------------------
                                                                        INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------
                                                2004           2003           2002           2001         2000
PER-SHARE DATA

Net Asset Value, Beginning of Period           $6.44          $8.62          $6.60          $5.04        $4.73
----------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(1)                      0.05           0.03           0.02           0.07         0.05
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)       3.26          (1.87)          2.20           1.74         0.60
----------------------------------------------------------------------------------------------------------------
  Total From Investment Operations              3.31          (1.84)          2.22           1.81         0.65
----------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                   (0.04)         (0.02)         (0.02)         (0.05)       (0.06)
-------------------------------------------
  From Net Realized Gains                         --          (0.32)         (0.18)         (0.20)       (0.28)
----------------------------------------------------------------------------------------------------------------
  Total Distributions                          (0.04)         (0.34)         (0.20)         (0.25)       (0.34)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $9.71          $6.44          $8.62          $6.60        $5.04
================================================================================================================
  TOTAL RETURN(2)                              51.53%        (21.55)%        33.97%         36.51%       14.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                           1.26%           1.25%         1.25%          1.25%        1.25%
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           0.59%           0.37%         0.27%          1.10%        1.04%
-------------------------------------------
Portfolio Turnover Rate                          110%            104%           73%           144%         178%
-------------------------------------------
Net Assets, End of Period (in thousands)   $1,050,500        $670,755    $1,305,952       $225,517      $17,690
----------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------------------------------
                                                                         INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
                                                2004           2003           2002           2001           2000
PER-SHARE DATA

Net Asset Value, Beginning of Period           $6.22          $7.36          $6.47          $5.50          $5.95
------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(1)                      0.22           0.17           0.17           0.18           0.21
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)       1.71          (1.05)          0.93           0.96           0.03
------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations              1.93          (0.88)          1.10           1.14           0.24
------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                   (0.19)         (0.16)         (0.17)         (0.17)         (0.21)
-------------------------------------------
  From Net Realized Gains                      (0.12)         (0.10)         (0.04)            --          (0.48)
------------------------------------------------------------------------------------------------------------------
  Total Distributions                          (0.31)         (0.26)         (0.21)         (0.17)         (0.69)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $7.84          $6.22          $7.36          $6.47          $5.50
==================================================================================================================
  TOTAL RETURN(2)                              31.30%        (12.09)%        17.35%         20.85%          3.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                           1.00%          1.00%          1.00%          1.00%          1.00%
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           2.95%          2.60%          2.49%          3.02%          3.41%
-------------------------------------------
Portfolio Turnover Rate                           91%           120%           139%           169%           141%
-------------------------------------------
Net Assets, End of Period
(in thousands)                             $2,248,158     $1,277,478     $1,025,143       $467,425       $282,692
------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                            2004        2003        2002       2001       2000
PER-SHARE DATA
Net Asset Value, Beginning of Period       $15.83      $16.22      $14.00     $11.74      $12.10
--------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(1)                   0.83        0.85        0.78       0.71        0.74
------------------------------------------
  Net Realized and Unrealized Gain (Loss)    7.12       (0.70)       2.00       2.14      (0.41)
--------------------------------------------------------------------------------------------------
  Total From Investment Operations           7.95        0.15        2.78       2.85        0.33
--------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                (0.54)      (0.54)      (0.56)     (0.59)     (0.69)
------------------------------------------
  From Net Realized Gains                   (0.15)         --         --        --        --
--------------------------------------------------------------------------------------------------
  Total Distributions                       (0.69)      (0.54)      (0.56)     (0.59)     (0.69)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $23.09      $15.83      $16.22     $14.00      $11.74
==================================================================================================
  TOTAL RETURN(2)                           50.97%      0.93%      20.23%     24.57%       2.87%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                           1.17%      1.18%       1.20%      1.19%       1.20%
------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                           4.18%      5.41%       5.18%      5.32%       5.95%
------------------------------------------
Portfolio Turnover Rate                       158%       162%        156%       242%        102%
------------------------------------------
Net Assets, End of Period (in thousands)  $393,604   $134,898    $107,599    $74,776    $73,812
--------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Mid Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
--------------------------------------------------------------------------------
                                                                      2004(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income                                                  --(2)
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                     0.02
--------------------------------------------------------------------------------
  Total From Investment Operations                                     0.02
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $10.02
================================================================================
  TOTAL RETURN(3)                                                      0.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   1.00%(4)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                0.00%(4)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                   0%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $1,619
--------------------------------------------------------------------------------

(1) For the one day period ended March 31, 2004 (inception date).

(2) Per-share amount was less than $0.005.

(3) Total returns for periods less than one year are not annualized.

(4) Annualized.

Small Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------
                                              2004           2003           2002           2001           2000
PER-SHARE DATA

Net Asset Value, Beginning of Period         $6.45          $8.63          $6.61          $5.04           $4.74
------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income(1)                    0.07           0.04           0.03           0.07            0.07
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)     3.26          (1.87)          2.20           1.76            0.58
------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            3.33          (1.83)          2.23           1.83            0.65
------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                 (0.06)         (0.03)         (0.03)         (0.06)          (0.07)
--------------------------------------------
  From Net Realized Gains                       --          (0.32)         (0.18)         (0.20)          (0.28)
------------------------------------------------------------------------------------------------------------------
  Total Distributions                        (0.06)         (0.35)         (0.21)         (0.26)          (0.35)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $9.72          $6.45          $8.63          $6.61           $5.04
==================================================================================================================
  TOTAL RETURN(2)                            51.75%        (21.38)%        34.11%         36.99%          14.39%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.06%           1.05%         1.05%          1.05%           1.05%
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         0.79%           0.57%         0.47%          1.30%           1.24%
--------------------------------------------
Portfolio Turnover Rate                        110%            104%           73%           144%            178%
-------------------------------------------
Net Assets, End of Period (in thousands)   $170,784         $79,546       $83,712         $8,593          $2,359
------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------
                                              2004           2003           2002           2001           2000
PER-SHARE DATA

Net Asset Value, Beginning of Period         $6.23          $7.36          $6.47          $5.50           $5.95
------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income(1)                    0.24           0.19           0.19           0.20            0.22
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.71          (1.04)          0.92           0.95            0.03
------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.95          (0.85)          1.11           1.15            0.25
------------------------------------------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                 (0.21)         (0.18)         (0.18)         (0.18)          (0.22)
--------------------------------------------
  From Net Realized Gains                    (0.12)         (0.10)         (0.04)            --           (0.48)
------------------------------------------------------------------------------------------------------------------
  Total Distributions                        (0.33)         (0.28)         (0.22)         (0.18)          (0.70)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $7.85          $6.23          $7.36          $6.47           $5.50
==================================================================================================================
  TOTAL RETURN(2)                            31.51%        (11.77)%        17.40%         21.26%           4.09%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         0.80%           0.80%         0.80%          0.80%           0.80%
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         3.15%           2.80%         2.69%          3.22%           3.61%
--------------------------------------------
Portfolio Turnover Rate                         91%            120%          139%           169%            141%
--------------------------------------------
Net Assets, End of Period (in thousands)   $183,330         $77,837       $65,738        $19,130         $13,716
------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.  The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
----------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
                                             2004        2003        2002       2001        2000
PER-SHARE DATA
Net Asset Value, Beginning of Period        $15.85      $16.23      $14.01     $11.75       $12.11
----------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(1)                    0.88        0.89        0.80       0.73         0.75
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)     7.10       (0.70)       2.01       2.15       (0.38)
----------------------------------------------------------------------------------------------------
  Total From Investment Operations            7.98        0.19        2.81       2.88         0.37
----------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                 (0.58)      (0.57)      (0.59)     (0.62)      (0.73)
-------------------------------------------
  From Net Realized Gains                    (0.15)         --         --        --         --
----------------------------------------------------------------------------------------------------
  Total Distributions                        (0.73)      (0.57)      (0.59)     (0.62)      (0.73)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $23.10      $15.85      $16.23     $14.01       $11.75
====================================================================================================
  TOTAL RETURN(2)                            51.14%       1.19%      20.45%     24.80%       3.18%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                            0.97%       0.98%       1.00%      0.99%       1.00%
-------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                            4.38%       5.61%       5.38%      5.52%       6.15%
-------------------------------------------
Portfolio Turnover Rate                        158%        162%        156%       242%        102%
-------------------------------------------
Net Assets, End of Period (in thousands)   $82,488     $23,371     $16,305    $12,390     $15,457
----------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

On the Internet             * EDGAR database at www.sec.gov

                            * By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the funds' shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference            Fund Code         Ticker             Newspaper Listing
--------------------------------------------------------------------------------
SMALL CAP VALUE

   Investor               986                ASVIX                 SmCpVal

   Institutional          486                ACVIX                 SmCpVal
--------------------------------------------------------------------------------
EQUITY INCOME

   Investor               038                TWEIX                 EqInc

   Institutional          338                ACIIX                 EqInc
--------------------------------------------------------------------------------
REAL ESTATE

   Investor               037                REACX                 Real

   Institutional          337                REAIX                 Real
--------------------------------------------------------------------------------
MID CAP VALUE

   Investor              100                 ACMVX                 N/A

   Institutional         N/A                 N/A                   N/A

Investment Company Act File No. 811-7820

American Century Investments
www.americancentury.com
INVESTOR CLASS                              INSTITUTIONAL CLASS
P.O. Box 419200                             P.O. Box 419385
Kansas City, Missouri 64141-6200            Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575              1-800-345-3533 or 816-531-5575
0408
SH-PRS-38441

Your
American Century Investments
prospectus

ADVISOR CLASS

Small Cap Value Fund
Equity Income Fund
Real Estate Fund
Mid Cap Value Fund

C CLASS

Small Cap Value
Equity Income

R CLASS

Equity Income

AUGUST 1, 2004

Small Cap Value is closed to new investors.  Shareholders who have open accounts may make  additional  investments  and  reinvest  dividends  and  capital  gains distributions.

The  Securities and Exchange  Commission  has not approved or disapproved  these securities or determined if this Prospectus is accurate or complete.  Anyone who tells you otherwise is committing a crime.

American Century
Investment Services, Inc.

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities.  That's why we are  focused on  achieving  superior  results  and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with  the  information  you  need to feel  confident  about  your investment decisions.

Naturally,  you may have questions  about  investing  after you read through the
Prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

          This symbol is used  throughout  the book to highlight  definitions of key investment terms and to provide other helpful information.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

Small Cap Value and Mid Cap Value seek  long-term  capital  growth.  Income is a secondary objective.

Equity  Income  seeks  current  income.  Capital  appreciation  is  a  secondary objective.

Real  Estate  seeks  long-term  capital  appreciation.  Income  is  a  secondary objective.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In  selecting  stocks for Small Cap Value and Mid Cap Value,  the fund  managers look for companies  whose stock price may not reflect the company's  value.  The managers attempt to purchase the stocks of these undervalued  companies and hold them until their stock price has  increased  to, or is higher  than, a level the managers believe more accurately  reflects the fair value of the company. A more detailed  description  of the funds'  investment  strategies and risks begins on page X.

For Equity  Income,  the fund managers look for  securities of companies  with a favorable  income-paying history and with the potential for an increase in share price.

The Real Estate Fund invests in real estate securities. These securities include shares of real estate  investment  trusts  (REITs) and companies  engaged in the real estate  industry.  The fund managers look for real estate  securities  they believe will provide  superior  returns to the fund,  focusing on companies with the potential for stock price  appreciation,  plus strong growth of cash flow to investors.

The chart below shows the primary  differences  among the funds. A more detailed description of the funds investment strategies and risks begins on page x.

Fund                     Primary Investments

Small Cap Value          Equity securities of smaller companies

Equity Income            Equity securities of companies with a favorable
                         income-paying history

Real Estate              Real estate securities

Mid Cap Value            Equity securities of mid cap companies

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down based on the performance of the companies that issued them,  general market and economic conditions, and investor confidence. At any given time, your shares  may be worth  more or less than the  price  you paid for them.  In other words, it is possible to lose money by investing in the funds.

If the market does not consider  the  individual  stocks  purchased by Small Cap
Value or Mid Cap Value to be undervalued,  or if the stocks  purchased by Equity
Income do not continue dividend  payments,  the value of these funds' shares may decline, even if stock prices generally are rising.

The  smaller  companies  in which Small Cap Value  invests  may present  greater opportunities  for  capital  appreciation  than larger  companies,  but also may present greater risks.

An  investment  in the Real Estate Fund may be subject to many of the same risks as a direct  investment in real estate.  These risks include changes in economic
conditions,   interest   rates,   property   values,   property  tax  increases,
overbuilding and increased competition,  environmental contamination, zoning and natural  disasters.  This  is due to the  fact  that  the  value  of the  fund's investments  may be  affected  by the  value  of the  real  estate  owned by the companies in which it invests.  To the extent the fund invests in companies that make loans to real  estate  companies,  the fund also may be subject to interest rate risk.

Because  the Real  Estate  Fund  concentrates  its  investments  in real  estate securities,  it may be  subject to greater  risks and market  fluctuations  than funds investing in a broader range of industries.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

*    seeking  long-term  capital growth and income from your investment in Small
     Cap Value, Mid Cap Value and Real Estate

*    seeking  current  income with the potential for capital  appreciation  from your investment in Equity Income

*    seeking  diversification of your investment portfolio through an investment in Real Estate

*    comfortable with the risks associated with the funds' investment strategies

*    comfortable with the funds' short-term price volatility

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

*    investing for a short period of time

*    not seeking  income from an equity  investment  in Equity  Income,  Mid Cap
     Value or Real Estate

*    uncomfortable  with the risks  associated  with an  investment  in the real estate securities purchased by Real Estate

*    uncomfortable with short-term volatility in the value of your investment

*    uncomfortable   with  the  risks  associated  with  the  funds'  investment strategies

          An  investment  in the  funds  is not a  bank  deposit,  and it is not insured or guaranteed by the Federal Deposit Insurance  Corporation  (FDIC)
     or any other government agency.

FUND PERFORMANCE HISTORY

SMALL CAP VALUE FUND
EQUITY INCOME FUND
REAL ESTATE FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for  each  full  calendar  year in the  life of the  funds.  They  indicate  the volatility of the funds'  historical  returns from year to year.  The returns of the C Class and R Class  shares  will  differ  from  those  shown in the  charts depending on the expenses of those classes.

SMALL CAP VALUE - ADVISOR CLASS (1)

2003     35.90%
2002    -11.64%
2001     30.19%
2000     39.08%

(1)  As of June 30, 2004, the end of the most recent calendar quarter, the fund's year-to-date return was xx%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         Highest                                   Lowest

Small Cap Value          x% (2Q 2003)                              -x% (3Q 2002)
--------------------------------------------------------------------------------

EQUITY INCOME - ADVISOR CLASS (1)

2003    23.93%
2002    -5.25%
2001    11.06%
2000    21.61%
1999    -0.28%
1998    12.29%

(1)  As of June 30, 2004, the end of the most recent calendar quarter, the fund's year-to-date return was xx%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         Highest                                   Lowest

Equity Income            x% (4Q 1998)                              -x% (3Q 2002)
--------------------------------------------------------------------------------

REAL ESTATE FUND - ADVISOR CLASS(1)

2003    39.40%
2002     5.29%
2001    10.30%
2000    26.97%
1999    -3.03%

(1)  As of June 30, 2004, the end of the most recent calendar quarter, the fund's year-to-date return was xx%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                         Highest                                   Lowest

Real Estate Fund         x% (2Q 2003)                            -x% (3Q 1999)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares  calculated  three  different  ways. An additional  table shows the average annual total returns of the funds' C Class shares  calculated before the impact of taxes.  Because  Equity  Income's  R Class  shares did not have a full calendar year's worth of performance they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for the Advisor Class shares. After-tax returns for the C
Class and R Class shares will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The  S&P 500 is viewed as a broad  measure of U.S.  stock  performance.  The
S&P SmallCap  600/BARRA Value Index consists of S&P 600 stocks that have lower price/book ratios. The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation.  The
Lipper Equity Income Fund Index is a non-weighted index of the 30 largest equity income mutual funds. The Morgan Stanley REIT Index is a capitalization-weighted, total-return  index of real estate  investment  trusts (REITs) that meet certain liquidity requirements.

Advisor Class

For the calendar year ended                                           Life of
December 31, 2003                               1 year     5 years    Class (1)
-------------------------------------------------------------------------------
Small Cap Value Fund

Return Before Taxes                              35.90%     N/A        21.43%

Return After Taxes on Distributions              35.86%     N/A        20.17%

Return After Taxes on Distributions              23.38%     N/A        17.99%
  and Sale of Fund Shares

S&P Small Cap 600/Barra Value Index              40.04%     N/A        13.12%
  (reflects no deduction for fees, expenses
  or taxes)
-------------------------------------------------------------------------------
Equity Income Fund

Return Before Taxes                              23.93%     9.60%      12.27%

Return After Taxes on Distributions              22.96%     7.68%       8.72%

Return After Taxes on Distributions              16.18%     7.05%       8.32%
  and Sale of Fund Shares

Lipper Equity Income Index                       25.83%     2.22%       6.09%(2)
  (reflects no deduction for taxes)

S&P 500 Index                                    28.68%    -0.57%       6.54%(2)
  (reflects no deduction for fees, expenses
  or taxes)
-------------------------------------------------------------------------------
Real Estate Fund

Return Before Taxes                              39.40%    14.79%      15.53%

Return After Taxes on Distribution               38.01%    13.06%      13.69%

Return After Taxes on Distributions              25.72%    11.75%      12.35%
  and Sale of Fund Shares

Morgan Stanley REIT Index                        36.74%    14.12%      12.94%(3)
  (reflects no deduction for fees, expenses
  or taxes)

1    The inception dates for the Advisor Class are Small Cap Value, December 31,
     1999; Equity Income, March 7, 1997; and Real Estate, October 6, 1998.

2    Since March 6, 1997,  the date closest to the class's  inception  for which data are available.

3    Since  September  30, 1998,  the date closest to the class's  inception for which data are available.

C CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003    1 YEAR        LIFE OF CLASS (1)
--------------------------------------------------------------------------------
Small Cap Value Fund

Return Before Taxes                               34.43%         9.81%

S&P Small Cap 600/Barra Value Index               40.04%         9.28% (2)
  (reflects no deduction for fees, expenses
  or taxes)
--------------------------------------------------------------------------------
Equity Income Fund

Return Before Taxes                               22.86%         8.12%

Lipper Equity Income Index                        25.83%         1.06% (3)
  (reflects no deduction for taxes)

S&P 500 Index                                     28.68%        -1.69% (3)
  (reflects no deduction for fees, expenses
  or taxes)

1    The inception dates for the C Class of the funds are Small Cap Value,  June
     1, 2001; and Equity Income, July 13, 2001.

2    Since May 31,  2001,  the date closest to the class's  inception  for which data are available.

3    Since July 12, 2001,  the date closest to the class's  inception  for which data are available.

Performance  information  is designed to help you see how the funds' returns can vary.  Keep in mind that past  performance  does not  predict how the funds will perform in the future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-378-9878 or visit us at americancentury.com.

MID CAP VALUE FUND

As a new fund,  Mid Cap Value's  performance  history is not available as of the date of this prospectus.  When a class of the fund has investment  results for a full  calendar  year,  this section  will feature  charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

FEES AND EXPENSES

There are no sales loads, fees or other charges

*    to buy fund shares directly from American Century

*    to reinvest dividends in additional shares

*    to exchange into the same class of shares of other American Century funds

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
C Class

Maximum Deferred Sales Charge (load)
(as a percentage of net asset value)                 1.00% (1)

1    The  deferred  sales  charge is  contingent  on the length of time you have owned your shares. The charge is 1.00% in the first year after purchase and is eliminated thereafter.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                  Distribution and                 Total Annual
                   Management     Service (12b-1)      Other      Fund Operating
                   Fee                Fees (1)        Expenses      Expenses
--------------------------------------------------------------------------------
SMALL CAP VALUE

   Advisor Class   1.00%             0.50% (2)        0.01% (3)       1.51%

   C Class         1.25%             1.00%            0.01% (3)       2.26%
--------------------------------------------------------------------------------
EQUITY INCOME

   Advisor Class   0.75%             0.50% (2)        0.00% (3)       1.25%

   C Class         1.00%             1.00%            0.00% (3)       2.00%

   R Class         1.00%             0.50%            0.00% (4)       1.50%
--------------------------------------------------------------------------------
REAL ESTATE

   Advisor Class   0.92% (5)         0.50% (2)        0.00% (3)       1.42%
--------------------------------------------------------------------------------
MID CAP VALUE

   Advisor Class   0.75%             0.50% (2)        0.00% (4)       1.25%

1    The 12b-1 fee is designed to permit investors to purchase Advisor Class and
     C Class shares through broker-dealers, banks, insurance companies and other financial  intermediaries.  A portion of the fee is used to compensate them for ongoing recordkeeping and administrative  services that would otherwise be  performed  by an  affiliate  of the  advisor,  and a portion is used to compensate them for distribution and other shareholder  services.  For more information, see Service, Distribution and Administrative Fees, page 26.

2    Half of the Advisor  Class 12b-1 fee  (0.25%) is for  Shareholder  Services
     provided by financial intermediaries,  which would otherwise be paid by the advisor  out of the  unified  management  fee.  The advisor has reduced its unified  management fee for the Advisor Class shares,  but the fee for core investment advisory services is the same for all classes.

3    Other  expenses,  which  include  the  fees  and  expenses  of  the  funds'
     independent  directors and their legal counsel,  as well as interest,  were less than 0.005% for the most recent fiscal year.

4    Other  expenses,  which  include  the  fees  and  expenses  of  the  fund's independent  directors and their legal  counsel,  as well as interest,  are expected to be less than 0.005% for the current fiscal year.

5    Based on assets of all  classes of the fund  during the fund's  most recent fiscal year. The fund has a stepped fee schedule.  As a result,  the fund's management  fee rate  generally  decreases  as fund  assets  increase,  and increases as fund assets decrease.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher of lower. Assuming you . . .

*    invest $10,000 in the fund

*    redeem all of your shares at the end of the periods shown below

*    earn a 5% return each year

*    incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 year        3 years        5 years         10 years
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

   Advisor Class         $153          $475             $819          $1,789

   C Class               $227          $700           $1,199          $2,568
--------------------------------------------------------------------------------
EQUITY INCOME FUND

   Advisor Class         $127          $395             $683          $1,503

   C Class               $202          $623           $1,069          $2,305

   R Class               $152          $472             $814          $1,778
--------------------------------------------------------------------------------
REAL ESTATE FUND

   Advisor Class         $144          $447             $772          $1,691
--------------------------------------------------------------------------------
MID CAP VALUE FUND

   Advisor Class         $127          $395             $683          $1,503

OBJECTIVES, STRATEGIES AND RISKS

SMALL CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

This fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund  managers  will  invest at least 80% of the fund's  assets in small cap companies.  The fund managers consider small cap companies to include those with a market  capitalization  no larger  than  that of the  largest  company  in the
S&P  Small Cap 600 Index or the Russell 2000 Index.  The fund  managers look for  stocks  of  companies  that they  believe  are  undervalued  at the time of purchase.  The managers use a value investment strategy that looks for companies that are  temporarily  out of favor  in the  market.  The  managers  attempt  to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been overlooked by the market.  To identify these companies,  the fund managers look for companies with earnings, cash flows and/or assets that may not be  reflected  accurately  in the  companies  stock prices or may be outside the companies  historical  ranges.  The  managers  also  may  consider  whether  the companies securities have a favorable  income-paying  history and whether income payments are expected to continue or increase.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market conditions, they intend to keep at least 80% of the fund's assets in U.S.
equity  securities at all times.  When the managers  believe it is prudent,  the fund may  invest  a  portion  of its  assets  in  convertible  debt  securities, equity-equivalent securities,  foreign securities, debt securities of companies, debt  obligations  of  governments  and  their  agencies,  nonleveraged  futures contracts and other similar securities.  Futures contracts, a type of derivative security,  can help the fund's cash assets remain liquid while  performing  more like  stocks.  The fund has a policy  governing  futures  contracts  and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible  for  the  fund  to lose  more  money  than  it  invested.  A  complete description of the derivatives policy is included in the Statement of Additional
Information.

          Equity  securities  include,  but are not  limited to,  common  stock, preferred stock and securities convertible into common stock.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or  short-term  debt  securities.  To the  extent  the  fund  assumes  a defensive position, it will not be pursuing its objective of capital growth. The fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible  debt  securities  which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Because Small Cap Value  generally  invests in smaller  companies  than American
Century's  similarly managed value funds (such as Equity Income), it may be more volatile,  and subject to greater  short-term  risk,  than those funds.  Smaller companies may have limited financial  resources,  product lines and markets, and their  securities may trade less frequently and in more limited volumes than the securities of larger  companies.  In addition,  smaller  companies may have less publicly  available  information  and, when  available,  it may be inaccurate or incomplete.

          When  determining  the  size of a  company,  the  fund  managers  will consider,  among other factors,  the  capitalization of the company and the amount of  revenues,  as well as other  information  they obtain  about the company.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
stocks,  the fund  may  invest  in  securities  of  foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

EQUITY INCOME FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Equity  Income  seeks to  provide  current  income.  Capital  appreciation  is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for  securities  with a favorable  income-paying  history that have  prospects  for income  payments  to continue  or  increase.  The fund managers also look for securities of companies that they believe are undervalued and have the  potential  for an  increase  in price.  The fund  seeks to receive dividend  payments  that  provide a yield that  exceeds  the yield of the stocks comprising the S&P 500 Index.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been overlooked by the market.  To identify these companies,  the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected  accurately  in the  companies'  stock prices or may be outside the companies'  historical  ranges.  The fund managers also look for companies whose dividend payments appear high when compared to the stock price.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they  intend  to keep at  least  85% of the  fund's  assets invested in  income-paying  securities  and will keep at least 80% of the fund's assets in equity  securities  at all  times.  When the  managers  believe  it is prudent,  the fund may  invest a  portion  of its  assets  in  convertible  debt securities, equity-equivalent securities, foreign securities, debt securities of companies,  debt  obligations of governments  and their  agencies,  nonleveraged futures contracts and other similar  securities.  Futures  contracts,  a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks.  The fund has a policy governing  futures contracts and  similar  derivative  securities  to help  manage the risk of these types of investments.  For  example,  the fund  managers  cannot  invest in a  derivative security  if it  would  be  possible  for the fund to lose  more  money  than it invested.  A complete  description of the derivatives  policy is included in the
Statement of Additional Information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or  short-term  debt  securities.  To the  extent  the  fund  assumes  a
defensive   position,   it  will  not  be  pursuing  its  objective  of  capital
appreciation  The fund  generally  limits its  purchase  of debt  securities  to investment-grade  obligations,  except for convertible debt securities which may be rated below investment grade.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the  individual  stocks  purchased  by the  fund  do  not  continue  dividend payments,  or if their  stock price does not  increase,  the value of the fund's shares may not increase as quickly as other funds and may decline, even if stock prices generally are rising.

The  value of the  fund's  assets  invested  in  bonds  and  other  fixed-income securities will go up and down as prevailing  interest rates change.  Generally, when interest rates rise,  the fund's share value will decline.  The opposite is true when interest rates decline.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
stocks,  the fund  may  invest  in  securities  of  foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

REAL ESTATE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks long-term capital appreciation. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests at least 80% of its assets in equity  securities issued by real estate  investment  trusts  (REITs)  and  companies  engaged in the real  estate industry.  The fund managers look for real estate  securities  they believe will provide  superior  returns  to the  fund.  They  attempt  to  focus  the  fund's investments  on real estate  companies  and REITs with the  potential  for stock price appreciation, plus strong growth of cash flow to investors.

          Equity  securities  include,  but are not  limited to,  common  stock, preferred stock and securities convertible into common stock.

The  fund  managers  real  estate  securities   investment  philosophy  is  that
consistently excellent investment results can be achieved through superior stock selection  (based on both public equity and private real estate market  factors)
and risk managed  portfolio  construction.  The fund  managers use a disciplined investment  process to manage the fund,  focusing  on superior  stock  selection rather than sector or theme bets. The portfolio  management  process relies on a continuous  screen of the target  universe of investments to identify  companies exhibiting superior financial  strength,  operating returns and growth prospects that are attractively priced at any given time.

The  investment  style of the fund is growth  at a  reasonable  price.  The fund managers  evaluate each company's  ability to generate earnings over an earnings cycle,  not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they  determine if the  company's  current  price fully  reflects its long-term value.

The fund  managers  do not  attempt  to time the  market.  Under  normal  market conditions,  the fund  invests at least 80% of its  assets in equity  securities issued by real estate  investment  trusts  (REITs) and companies  engaged in the real estate industry. A company is considered to be a real estate company if, in the  opinion of the fund  managers,  at least 50% of its  revenues or 50% of the market value of its assets at the time its  securities are purchased by the fund are  attributed  to the  ownership,  construction,  management  or  sale of real estate.  When the managers believe it is prudent,  the fund may invest a portion of its  assets  in other  types of  securities.  These  securities  may  include convertible debt securities,  equity-equivalent securities,  foreign securities, short-term  securities,  bonds,  notes,  securities of companies not principally engaged in the real estate industry,  non-leveraged  futures contracts and other similar securities.  Futures contracts,  a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing  futures contracts and similar  derivative  securities to help  manage  the risk of these  types of  investments.  For  example,  the fund managers  cannot  invest in a derivative  security if it would be possible for a fund to lose  more  money  than  it  invested.  A  complete  description  of the derivatives policy is included in the Statement of Additional Information.

WHAT IS A REIT?

A real estate investment trust, or REIT,  invests primarily in  income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs,  called equity REITs, buy real estate,  and investors receive income from the rents  received  and from any  profits  on the sale of its  properties.
Other REITs,  called mortgage REITs, lend money to building developers and other real estate  companies,  and receive  income from  interest paid on those loans.
There are also hybrid REITs,  which engage in both owning real estate and making loans.

If a  REIT  meets  certain  requirements,  it is not  taxed  on  the  income  it distributes to its investors.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An  investment  in the fund may be subject to many of the same risks as a direct investment in real estate.  This is due to the fact that the value of the fund's investments  may be  affected  by the  value  of the  real  estate  owned by the companies  in  which  it  invests.  These  risks  include  changes  in  economic
conditions,   interest   rates,   property   values,   property  tax  increases,
overbuilding and increased competition,  environmental contamination, zoning and natural disasters.

To the extent the fund invests in mortgage  REITs,  it will be subject to credit risk and interest rate risk with respect to the loans made by the REITs in which it invests.  Credit risk is the risk that the borrower  will not be able to make interest  and  principal  payments  on the loan to the REIT  when  they are due.
Interest  rate risk is the risk that a change in the  prevailing  interest  rate will  cause  the value of the loan  portfolio  held by the REIT to rise or fall.
Generally,  when  interest  rates  rise,  the value of the loan  portfolio  will decline.  The opposite is true when interest rates decline.  The degree to which interest rate changes affect the funds performance varies and is related to the specific  characteristics  of the loan portfolios of the mortgage REITs in which the fund invests.

Because the fund concentrates its investments in real estate securities,  it may be subject to greater risks and market  fluctuations  than a fund representing a broader  range  of  industries.  In  addition,  market  performance  tends to be cyclical and, in the various cycles,  certain  investment styles may fall in and out of favor.  If the market is not favoring the fund's style,  the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

MID CAP VALUE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for  companies  that are  temporarily  out of favor in the market.  The managers attempt to  purchase  the stocks of these  undervalued  companies  and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been overlooked by the market.  To identify these companies,  the fund managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies' value as determined by the fund managers.  The managers also may consider  whether the companies'  securities  have a favorable dividend-paying  history and whether income payments are expected to continue or increase.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index,  excluding the largest 100 such  companies.  The fund managers  intend to manage the fund so that its  weighted  capitalization  falls within the capitalization range of the members of the Russell Mid Cap Index.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they  intend  to keep at  least  65% of the  fund's  assets invested in U.S. equity securities at all times. When the managers believe it is prudent,  the fund may invest a portion of its assets in  domestic  and  foreign convertible debt securities,  equity-equivalent  securities,  debt securities of companies,  debt  obligations of governments  and their  agencies,  nonleveraged futures contracts and other similar  securities.  Futures  contracts,  a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks.  The fund has a policy governing  futures contracts and  similar  derivative  securities  to help  manage the risk of these types of investments.  For  example,  the fund  managers  cannot  invest in a  derivative security  if it  would  be  possible  for the fund to lose  more  money  than it invested.  A complete  description of the derivatives  policy is included in the
Statement of Additional Information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or  short-term  debt  securities.  To the  extent  the  fund  assumes  a defensive position it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline,  even if stock prices  generally are  increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
securities,  the fund may  invest  in  foreign  securities.  Foreign  investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in U.S. securities.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is  headquartered  at 4500
Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services it provided to the Advisor  Class,  C Class and R Class of the funds  during  the most  recent  fiscal  year,  the  advisor  received a unified management  fee based on a percentage  of the average net assets of the specific class of shares of each fund.  The amount of the management fee for each fund is determined daily on a class-by-class  basis and paid monthly in arrears. Mid Cap
Value Advisor Class will pay the advisor a unified  management fee of 0.75%.

Out of each fund's fee, the advisor paid all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of each  fund's  management  fee may be paid by the fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE OF
AVERAGE NET ASSETS FOR THE
FISCAL YEAR ENDED MARCH 31, 2004         ADVISOR       C CLASS      R CLASS

Small Cap Value                           1.00%         1.25%        N/A(1)

Equity Income                             0.75%         1.00%        1.00%(2)

Real Estate                               0.92%         N/A(1)       N/A(1)

Mid Cap Value                             0.75%         N/A(3)       N/A(1)

1    The fund does not offer this class of shares.

2    From August 29, 2003 (inception) through March 31, 2004. Annualized.

3    The class was not in operation during the fiscal year ended March 31, 2004.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio  managers,  assistant portfolio managers and analysts  to manage the  funds.  The teams meet  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for a  fund  as  they  see  fit,  guided  by the  fund's  investment objectives  and strategy.

The portfolio managers on the investment teams are identified below.

EQUITY INCOME

Phillip N. Davidson
Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio  Manager,  has been a member of the team that  manages  Equity  Income since its  inception  in August  1994.  Prior to  joining  American  Century  in
September  1993,  he spent 11 years at Boatmen's  Trust Company in St. Louis and served as Vice President and Portfolio  Manager  responsible  for  institutional value  equity  clients.  He has a  bachelor's  degree in finance and an MBA from
Illinois State University. He is a CFA charterholder.

Scott A. Moore
Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that manages  Equity Income since October 1996 and Portfolio  Manager since
February  1999.  He joined  American  Century  in August  1993 as an  Investment
Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the  University  of Missouri - Columbia.  He is a CFA charterholder.

Michael Liss
Mr. Liss,  Portfolio Manager,  has been a member of the team that manages Equity
Income since he joined American  Century in June 1998 as an Investment  Analyst.
He was  promoted  to Senior  Investment  Analyst  in August  2003 and  Portfolio
Manager in February  2004. He has a bachelor's  degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder.

SMALL CAP VALUE

Benjamin Z. Giele
Mr. Giele, Vice President and Portfolio  Manager,  has been a member of the team that  manages  Small Cap Value since its  inception  in July 1998 and  Portfolio
Manager  since  February  1999.  He joined  American  Century  in May 1998 as an
Investment Analyst. He has a bachelor of arts from Rice University and an MBA in finance  and  accounting  from the  University  of Texas - Austin.  He is a CFA charterholder.

Kevin Laub
Mr. Laub,  Portfolio Manager, has been a member of the team since June 1998 when he  joined  American  Century  as an  Investment  Analyst.  He was  promoted  to
Portfolio  Manager in February 2003. He previously  held positions with Deloitte
& Touche LLP. He received his bachelor's  degree in business  administration and his MBA from the University of Iowa. He is a CFA charterholder.

REAL ESTATE

American Century Investment  Management,  Inc. provides  investment advisory and management services for the fund. American Century Investment  Management,  Inc.
has,  in  turn,  hired  J.P.  Morgan  Investment  Management  Inc.  to make  the day-to-day  investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio managers on the investment team are identified below:

Scott W. Blasdell
Mr. Blasdell,  Portfolio Manager and Analyst, has been a member of the team that manages Real Estate since  joining J.P.  Morgan  Investment  Management  Inc. in
August 1999.  Before joining J.P. Morgan  Investment  Management Inc., he held a similar  position at Merrill Lynch Asset Management from December 1997 to August
1999. From February 1993 to December 1997, he worked at Wellington Management as an analyst and portfolio  manager.  He has a bachelor's degree in economics from
Williams College and an MBA from Wharton School. He is a CFA charterholder.

The representative of American Century Investment Management,  Inc. who oversees the management of the fund is identified as follows:

Phillip N. Davidson
Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio  Manager,  supervises the American Century Real Estate team. He joined
American Century in September 1993. Prior to joining American Century,  he spent
11 years at Boatmen's  Trust  Company in St. Louis and served as Vice  President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.  He is a CFA charterholder.

MID CAP VALUE

Phillip N. Davidson
Mr. Davidson, Chief Investment Officer - Value, Senior Vice President and Senior
Portfolio  Manager,  has been a member  of the team that  manages  Mid Cap Value since its inception.  Prior to joining  American  Century in September  1993, he spent 11 years at  Boatmen's  Trust  Company  in St.  Louis  and  served as Vice
President and  Portfolio  Manager  responsible  for  institutional  value equity clients.  He has a bachelor's  degree in finance and an MBA from Illinois  State
University. He is a CFA charterholder.

Scott A. Moore
Mr. Moore, Vice President and Senior Portfolio Manager, has been a member of the team that  manages Mid Cap Value since the fund's  inception  in March 2004.  He joined American Century in August 1993 as an Investment Analyst and was promoted to Portfolio  Manager in February  1999.  He has a bachelor's  degree in finance from Southern  Illinois  University and an MBA in finance from the University of
Missouri - Columbia. He is a CFA charterholder.

Michael Liss
Mr. Liss,  Portfolio Manager, has been a member of the team that manages Mid Cap
Value since the fund's  inception in March 2004. He joined  American  Century in
June 1998 as an Investment Analyst. He was promoted to Senior Investment Analyst in August 2003 and  Portfolio  Manager in  February  2004.  He has a  bachelor's degree in  accounting  and finance from  Albright  College and an MBA in finance from Indiana University. He is a CFA charterholder.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval before  executing  permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  may  change  any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS, C CLASS AND R CLASS SHARES

The Advisor  Class,  C Class and R Class  shares are  intended  for  purchase by participants in  employer-sponsored  retirement or savings plans and for persons purchasing shares through  broker-dealers,  banks, insurance companies and other financial  intermediaries  that provide various  administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell  Education Savings Account (CESA),  and $2,500 for all other accounts.
Aggregate  purchases  are limited to amounts  less than  $1,000,000  for C Class shares.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you own or are considering purchasing shares through a financial intermediary or a retirement  plan, your ability to purchase,  exchange,  redeem and transfer shares will be affected by the policies of that entity.  Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  Statement  of  Additional  Information  are  available  from  your intermediary or plan sponsor.

          Financial  intermediaries  include  banks,  broker-dealers,  insurance companies and investment advisors.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's transfer agent. In some  circumstances,  American Century will pay the service provider a fee for performing those services.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive,  short-term trading and other abusive trading practices that may disrupt portfolio management  strategies and harm fund performance.  We take steps to reduce the frequency and effect of these  activities in our funds.
These steps include monitoring trading activity,  imposing trading  restrictions on certain accounts,  imposing  redemption fees on certain funds, and using fair value  pricing when current  market  prices are not  available.  Although  these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  American Century seeks to  exercise  its  judgment  in  implementing  these  tools  to the  best of its abilities in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  we  may  deem  the  sale  of  all  or  a  substantial  portion  of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

American Century  reserves the right, in its sole discretion,  to identify other trading practices as abusive.  In addition,  American Century reserves the right to  accept  purchases  and  exchanges  in  excess  of the  trading  restrictions discussed above if it believes that such transactions  would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity  involved in identifying  abusive trading activity and the volume of shareholder  transactions  American  Century handles, there can be no assurance  that  American  Century's  efforts will  identify all trades  or  trading  practices  that may be  considered  abusive.  In  addition,
American  Century's  ability to monitor trades that are placed by the individual shareholders  of omnibus  accounts  maintained  by financial  intermediaries  is severely limited because American Century does not have access to the underlying shareholder account  information.  However,  American Century monitors aggregate
trades   placed  in  omnibus   accounts   and  seeks  to  work  with   financial
intermediaries  to  discourage  shareholders  from  engaging in abusive  trading practices and to impose restrictions on excessive trades. There may be legal and technological  limitations on the ability of financial  intermediaries to impose restrictions on the trading  practices of their clients.  As a result,  American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SIGNATURE GUARANTEES

A signature  guarantee - which is  different  from a notarized  signature - is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

*    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

*    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*    Your are transferring  ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

For C Class shares,  if you sell your shares within 12 months of their purchase, you will pay a sales charge the amount of which is contingent upon the length of time you have held your shares.

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

          A fund's net asset value, or NAV, is the price of the fund's shares.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire  redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record.  Please note that C Class shares redeemed in this  manner may be subject to a sales  charge if held less than 12 months.  You also may incur tax liability as a result of the redemption.

CALCULATION OF CDSC

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge. However, if you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original  purchase  price or the value at redemption, whichever is less.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales may be waived in the following cases:

*    redemptions through systematic withdrawal plans not exceeding annually (12%
     of the lesser of the original  purchase cost or current  market value for C
     Class shares)

*    distributions from IRAs due to attainment of age 591/2 for C Class shares

*    required minimum  distributions from retirement  accounts upon reaching age
     701/2

*    tax-free returns of excess contributions to IRAs

*    redemptions due to death or post-purchase disability

*    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

*    if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American  Century  determines  the net asset  value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

*    for funds investing in foreign securities,  an event occurs after the close of the foreign exchange on which a portfolio security  principally  trades, but before the close of the  Exchange,  that is likely to have  changed the value of the security

*    a debt security has been declared in default

*    trading in a security has been halted during the trading day

*    the  demand  for the  security  (as  reflected  by its  trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures  adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated.  So, the value of a fund's portfolio maybe affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

          Good order means that your instructions have been received in the form required by American Century. This may include, for example,  providing the fund  name and  account  number,  the  amount  of the  transaction  and all required signatures.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment  company means that the funds will not be subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

          Capital gains are increases in the values of capital  assets,  such as stock, from the time the assets are purchased.

The funds pay  distributions  of  substantially  all of their income  quarterly.
Distributions  from  realized  capital  gains  are  paid  annually,  usually  in
December.  They may make more frequent distributions if necessary to comply with
Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as qualified  dividend income and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          Qualified  dividend  income is a dividend  received by a fund from the stock of a domestic or qualifying  foreign  corporation,  provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                     Tax Rate for 10%      Tax Rate for
Type of Distribution                 and 15% Brackets      All Other Brackets

Short-term capital gains             Ordinary Income       Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income        5%                    15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form  1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your redemptions-including exchanges to other American Century funds-are subject to  capital  gains tax.  The table  above can  provide a general  guide for your potential  tax  liability  when selling or  exchanging  fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.

However,  you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term  capital  loss to the extent of any  distribution  of  long-term  capital  gain to you with respect to those  shares.  If a loss is  realized on the  redemption  of fund  shares,  the reinvestment  in  additional  fund  shares  within  30 days  before or after the redemption  may be subject to the wash sale rules of the Internal  Revenue Code.
This may result in a  postponement  of the  recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

Small Cap Value - Investor Class, Institutional Class, Advisor Class, C Class

Equity Income - Investor Class, Institutional Class, Advisor Class, C Class, R Class

Real Estate - Investor Class, Institutional Class, Advisor Class

Mid Cap Value - Investor Class, Institutional Class, Advisor Class

The shares  offered by this  Prospectus  are Advisor  Class, C Class and R Class shares.  Advisor Class, C Class and R Class shares are offered primarily through employer-sponsored  retirement plans and through institutions such as investment advisors,  banks,  broker-dealers  and insurance  companies.  R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for shareholder and  distribution  services and not the result of any difference in  amounts  charged  by the  advisor  for core  investment  advisory  services.
Accordingly,  the  core  investment  advisory  expenses  do not  vary by  class.
Different fees and expenses will affect performance.  For additional information concerning the other classes of shares not offered by this  prospectus,  call us at

*  1-800-345-2021 for Investor Class shares

*  1-800-345-3533 for Institutional Class shares.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  The funds'  Advisor Class, C Class and R Class shares have a 12b-1
Plan.  Under  the  Advisor  Class  Plan,  each  fund's  Advisor  Class  pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain  shareholder  and  administrative  services  and half  for  distribution services,  including past  distribution  services.  Under the C Class Plan, each fund's C Class pays the  distributor  an annual fee of 1.00% of C Class  average net assets, 0.25% for certain ongoing individual  shareholder and administrative services  and 0.75%  for  distribution  services,  including  past  distribution services.  Under the R Class Plan,  each fund's R Class pays the  distributor an annual  fee  of  0.50%  of R  Class  average  net  assets  for  certain  ongoing shareholder and administrative services and for distribution services, including past distribution  services.  The distributor pays all or a portion of such fees to the investment advisors,  banks,  broker-dealers and insurance companies that make Advisor Class, C Class and R Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new  investors.  Because  these  fees are paid out of the  funds'  assets  on an ongoing  basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales  charges.  For additional information  about the Plans and their  terms,  see Multiple  Class  Structure -
Master Distribution and Shareholder Services Plan in the Statement of Additional
Information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*    share price at the beginning of the period

*    investment income and capital gains or losses

*    distributions of income and capital gains paid to investors

*    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*    Total Return - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

*    Expense  Ratio - the  operating  expenses  of the fund as a  percentage  of average net assets

*    Net Income Ratio - the net investment income of the fund as a percentage of average net assets

*    Portfolio Turnover - the percentage of the fund' investment portfolio that is replaced during the period

The  Financial  Highlights  have been  audited by  Deloitte  &  Touche  LLP, independent  auditors.  Their  Independent  Auditors'  Reports and the financial statements are included in the funds' annual  reports,  which are available upon request.

Small Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------------------------
                                                                        ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
                                              2004           2003           2002           2001          2000(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period         $6.43          $8.62          $6.60          $5.04           $4.73
------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(2)                    0.03           0.01             --(3)        0.05            0.03
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)     3.27          (1.87)          2.21           1.75            0.29
------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            3.30          (1.86)          2.21           1.80            0.32
------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                 (0.02)         (0.01)         (0.01)         (0.04)          (0.01)
-------------------------------------------
  From Net Realized Gains                       --          (0.32)         (0.18)         (0.20)             --
------------------------------------------------------------------------------------------------------------------
  Total Distributions                        (0.02)         (0.33)         (0.19)         (0.24)          (0.01)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $9.71          $6.43          $8.62          $6.60           $5.04
==================================================================================================================
  TOTAL RETURN(4)                            51.38%        (21.85)%        33.74%         36.18%           6.86%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.51%           1.50%         1.50%          1.50%        1.50%(5)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         0.34%           0.12%         0.02%          0.85%        2.21%(5)
-------------------------------------------
Portfolio Turnover Rate                        110%            104%           73%           144%         178%(6)
-------------------------------------------
Net Assets, End of Period
(in thousands)                             $432,261        $173,064      $182,986        $20,600             $91
------------------------------------------------------------------------------------------------------------------

(1) December 31, 1999 (commencement of sale) through March 31, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2000.

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------------------------------
                                                                       ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------
                                              2004           2003           2002           2001           2000
PER-SHARE DATA

Net Asset Value, Beginning of Period         $6.22          $7.36          $6.47          $5.50           $5.95
------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(1)                    0.20           0.16           0.16           0.17            0.20
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.72          (1.05)          0.92           0.96            0.02
------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            1.92          (0.89)          1.08           1.13            0.22
------------------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                 (0.18)         (0.15)         (0.15)         (0.16)          (0.19)
-------------------------------------------
  From Net Realized Gains                    (0.12)         (0.10)         (0.04)            --           (0.48)
------------------------------------------------------------------------------------------------------------------
  Total Distributions                        (0.30)         (0.25)         (0.19)         (0.16)          (0.67)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $7.84          $6.22          $7.36          $6.47           $5.50
==================================================================================================================
  TOTAL RETURN(2)                            30.97%        (12.30)%        17.05%         20.55%           3.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                         1.25%           1.25%         1.25%          1.25%           1.25%
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         2.70%           2.35%         2.24%          2.77%           3.16%
-------------------------------------------
Portfolio Turnover Rate                         91%            120%          139%           169%            141%
-------------------------------------------
Net Assets, End of Period (in thousands)   $457,360        $156,911       $74,868        $27,887         $20,281
------------------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
------------------------------------------------------------------------------------------------------
                                                                ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                                           2004         2003         2002        2001        2000
PER-SHARE DATA
Net Asset Value, Beginning of Period      $15.83       $16.22       $14.00      $11.74       $12.10
------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(1)                  0.79         0.81         0.74        0.68         0.75
------------------------------------------
  Net Realized and Unrealized Gain (Loss)   7.13        (0.70)        2.00        2.14       (0.45)
------------------------------------------------------------------------------------------------------
  Total From Investment Operations          7.92         0.11         2.74        2.82         0.30
------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income               (0.49)       (0.50)       (0.52)      (0.56)      (0.66)
------------------------------------------
  From Net Realized Gains                  (0.15)          --          --          --           --
------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.64)       (0.50)       (0.52)      (0.56)      (0.66)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $23.11       $15.83       $16.22      $14.00       $11.74
======================================================================================================
  TOTAL RETURN(2)                          50.66%        0.69%       19.93%      24.28%       2.62%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                          1.42%        1.43%        1.45%       1.44%       1.45%
------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                          3.93%        5.16%        4.93%       5.07%       5.70%
------------------------------------------
Portfolio Turnover Rate                      158%         162%         156%        242%        102%
------------------------------------------
Net Assets, End of Period (in thousands)  $82,471     $19,278      $16,759      $9,046       $5,353
------------------------------------------------------------------------------------------------------

(1) Computed using averages shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

Small Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                                   C CLASS
---------------------------------------------------------------------------------------------
                                                     2004           2003          2002(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $6.35          $8.59           $7.57
---------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(2)                             (0.03)         (0.04)          (0.05)
----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)             3.25          (1.88)           1.23
---------------------------------------------------------------------------------------------
  Total From Investment Operations                    3.22          (1.92)           1.18
---------------------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Investment Income                            --             --              --(3)
----------------------------------------------------
  From Net Realized Gains                               --          (0.32)          (0.16)
---------------------------------------------------------------------------------------------
  Total Distributions                                   --          (0.32)          (0.16)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $9.57          $6.35           $8.59
=============================================================================================
  TOTAL RETURN(4)                                    50.71%        (22.58)%         15.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets     2.26%           2.25%       2.25%(5)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets  (0.41)%         (0.63)%     (0.78)%(5)
----------------------------------------------------
Portfolio Turnover Rate                                110%            104%         73%(6)
----------------------------------------------------
Net Assets, End of Period (in thousands)             $3,711          $2,936         $3,997
---------------------------------------------------------------------------------------------

(1) June 1, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------
                                                                     C CLASS
----------------------------------------------------------------------------------------------
                                                        2004           2003          2002(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                   $6.21          $7.36           $6.89
----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(2)                              0.15           0.11            0.07
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)               1.73          (1.06)           0.50
----------------------------------------------------------------------------------------------
  Total From Investment Operations                      1.88          (0.95)           0.57
----------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                           (0.12)         (0.10)          (0.06)
------------------------------------------------------
  From Net Realized Gains                              (0.12)         (0.10)          (0.04)
----------------------------------------------------------------------------------------------
  Total Distributions                                  (0.24)         (0.20)          (0.10)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $7.85          $6.21           $7.36
==============================================================================================
  TOTAL RETURN(3)                                      30.37%        (13.08)%          8.45%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets       2.00%           2.00%       2.00%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets    1.95%           1.60%       1.36%(4)
------------------------------------------------------
Portfolio Turnover Rate                                   91%            120%        139%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)              $42,579         $12,254         $3,960
----------------------------------------------------------------------------------------------

(1) July 13, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

Equity Income - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                      R CLASS
--------------------------------------------------------------------------------
                                                                      2004(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $7.22
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income(2)                                             0.11
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                     0.76
--------------------------------------------------------------------------------
  Total From Investment Operations                                     0.87
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
  From Net Investment Income                                          (0.13)
-----------------------------------------------------------------
  From Net Realized Gains                                             (0.12)
--------------------------------------------------------------------------------
  Total Distributions                                                 (0.25)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $7.84
================================================================================
  TOTAL RETURN(3)                                                     12.19%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   1.50%(4)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                2.44%(4)
-----------------------------------------------------------------
Portfolio Turnover Rate                                               91%(5)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $392
--------------------------------------------------------------------------------

(1)  August 29, 2003 (commencement of sale) through March 31, 2004.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return  assumes  reinvestment  of net  investment  income and capital gains  distributions,  if any. Total returns for periods less than one year are not  annualized.  The total  return of the  classes  may not  precisely reflect the class expense  differences because of the impact of calculating the net asset  values to two  decimal  places.  If net  asset  values  were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance  with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio  turnover is calculated at the fund level.  Percentage  indicated
     was calculated for the year ended March 31, 2004.

PERFORMANCE INFORMATION OF OTHER CLASS

The following  financial  information is provided to show the performance of Mid
Cap Value's  original class of shares.  This class,  the Investor  Class,  has a total expense ratio that is 0.25% lower than the Advisor  Class.  If the Advisor
Class had existed during the periods presented,  its performance would have been lower  because of the  additional  expense.

The table on the next page  itemizes  what  contributed  to the  changes  in the
Investor  Class share price during the most recently  ended fiscal year. It also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*    share price at the beginning of the period

*    investment income and capital gains or losses

*    distributions of income and capital gains paid to investors

*    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*    Total Return - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

*    Expense  Ratio - the  operating  expenses  of the fund as a  percentage  of average net assets

*    Net Income Ratio - the net investment income of the fund as a percentage of average net assets

*    Portfolio  Turnover  - the  percentage  of the fund's  buying  and  selling activity

The  Financial  Highlights  have been  audited by  Deloitte  &  Touche  LLP, independent  auditors.  Their  Independent  Auditors'  Report and the  financial statements  are included in the fund's Annual  Report,  which is available  upon request.

Mid Cap Value - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                 INVESTOR CLASS
--------------------------------------------------------------------------------
                                                                      2004(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
  Net Investment Income                                                  --(2)
-----------------------------------------------------------------
  Net Realized and Unrealized Gain                                     0.02
--------------------------------------------------------------------------------
  Total From Investment Operations                                     0.02
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $10.02
================================================================================
  TOTAL RETURN(3)                                                      0.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                   1.00%(4)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                0.00%(4)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                   0%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $1,619
--------------------------------------------------------------------------------

(1) For the one day period ended March 31, 2004 (inception date).

(2) Per-share amount was less than $0.005.

(3) Total returns for periods less than one year are not annualized.

(4) Annualized.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone  numbers  listed  below.  You also can get  information about the funds (including the SAI) from the Securities and Exchange  Commission
(SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

On the Internet             * EDGAR database at www.sec.gov

                            * By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

Fund Reference             Fund Code           Ticker         Newspaper Listing
--------------------------------------------------------------------------------
Small Cap Value

   Advisor Class           886                 ACSCX               SmCpVal

   C Class                 686                 ACVCX               SmCpVal
--------------------------------------------------------------------------------
Equity Income

   Advisor Class           738                 TWEAX               EqInc

   C Class                 438                 AEYIX               EqInc

   R Class                 238                 AEURX               EqInc
--------------------------------------------------------------------------------
Real Estate

   Advisor Class           737                 AREEX               Real
--------------------------------------------------------------------------------
Mid Cap Value

   Advisor Class           N/A                 N/A                 N/A

Investment Company Act File No. 811-7820

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6768
1-800-378-9878

0408
SH-PRS-38442

American Century
Investments
statement of
additional information

August 1, 2004

American Century Capital Portfolios, Inc.
Large Company Value Fund
Value Fund
Small Cap Value Fund
Mid Cap Value Fund
Equity Income Fund
Equity Index Fund
Real Estate Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED AUGUST 1, 2004,  BUT IS NOT A  PROSPECTUS.  THE STATEMENT OF
ADDITIONAL  INFORMATION  SHOULD BE READ IN  CONJUNCTION  WITH THE FUNDS' CURRENT
PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT THE
ADDRESS   OR   TELEPHONE   NUMBERS   LISTED   ON  THE   BACK   COVER   OR  VISIT
AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  SHAREHOLDERS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

THE FUNDS' HISTORY

American Century Capital  Portfolios,  Inc. is a registered  open-end management investment  company  that was  organized as a Maryland  corporation  on June 14,
1993. The corporation was known as Twentieth  Century Capital  Portfolios,  Inc.
until January 1997. Throughout this Statement of Additional Information we refer to American Century Capital Portfolios, Inc. as the corporation.

Each fund  described in this  Statement of Additional  Information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                       TICKER SYMBOL             INCEPTION DATE
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LARGE COMPANY VALUE

   Investor Class                   ALVIX                     07/30/1999

   Institutional Class              ALVSX                     08/10/2001

   A Class                          ALAVX                     01/31/2003

   B Class                          ALBVX                     01/31/2003

   C Class                          ALPCX                     11/07/2001

   R Class                          ALVRX                     08/29/2003

   Advisor Class                    ALPAX                     10/26/2000
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VALUE

   Investor Class                   TWVLX                     09/01/1993

   Institutional Class              AVLIX                     07/31/1997

   A Class                          ACAVX                     01/31/2003

   B Class                          ACBVX                     01/31/2003

   C Class                          ACLCX                     06/04/2001

   Advisor Class                    TWADX                     10/02/1996
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SMALL CAP VALUE

   Investor Class                   ASVIX                     07/31/1998

   Institutional Class              ACVIX                     10/26/1998

   C Class                          ACVCX                     06/01/2001

   Advisor Class                    ACSCX                     12/31/1999
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MID CAP VALUE

   Investor Class                   ACMVX                     03/31/2004

   Institutional Class              N/A                       08/01/2004

   Advisor Class                    N/A                       08/01/2004
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EQUITY INCOME

   Investor Class                   TWEIX                     08/01/1994

   Institutional Class              ACIIX                     07/08/1998

   C Class                          AEYIX                     07/13/2001

   R Class                          AEURX                     08/29/2003

   Advisor Class                    TWEAX                     03/07/1997
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EQUITY INDEX

   Investor Class                   ACIVX                     02/26/1999

   Institutional Class              ACQIX                     02/26/1999
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REAL ESTATE

   Investor Class                   REACX                     09/21/1995

   Institutional Class              REAIX                     06/16/1997

   Advisor Class                    AREEX                     10/06/1998

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  4.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the
Prospectuses.

Large Company Value, Value, Small Cap Value, Mid Cap Value and Equity Income are
each  diversified  as  defined  in  the  Investment  Company  Act of  1940  (the
Investment  Company  Act).  Diversified  means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer.

Equity Index and Real Estate are  non-diversified  as defined in the  Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be  invested  in the  securities  of a single  issuer is not  limited by the
Investment Company Act.

It is intended  that  Equity  Index will be  diversified  to the extent that the
S&P 500 Index is diversified.  Because of the composition of the S&P 500
Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers,  some of which may be in the same industry or economic  sector.  As a result,  the fund's portfolio may be more  sensitive  to  changes in the  market  value of a single  issuer or industry than other equity funds using different investment styles.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter  of its  taxable  year (1) no more  than  25% of its  total  assets  are invested in the securities of a single issuer (other than the U.S. government or a regulated  investment  company),  and (2) with  respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments  vary  according  to  what is  judged  advantageous  under  changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described on the following  pages. It is the advisor's  intention that each fund generally  will  consist of equity and  equity-equivalent  securities.  However, subject to the specific  limitations  applicable to a fund, the fund  management teams may  invest  the  assets  of each  fund in  varying  amounts  using  other investment  techniques,  such as those reflected in the table below, when such a course is deemed  appropriate to pursue a fund's  investment  objective.  Senior securities that are high-grade issues, in the opinion of the managers,  also may be purchased for defensive purposes.

Income is a primary or secondary  objective of the Large Company  Value,  Value,
Small Cap  Value,  Mid Cap Value,  Equity  Income and Real  Estate  funds.  As a result,  a portion of the  portfolio  of each of these funds may consist of debt securities.

So long as a sufficient number of acceptable securities are available,  the fund managers intend to keep the funds fully  invested.  However,  under  exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term  securities.

The  managers  may use  futures  and  options as a way to expose the funds' cash
assets  to  the  market  while  maintaining  liquidity.   As  mentioned  in  the
Prospectuses,  the managers may not leverage the funds' portfolios,  so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES,  page 8, and SHORT-TERM SECURITIES, page 11 and FUTURES AND OPTIONS, page 12.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes  investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each  investment  vehicle and technique  contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular  investment vehicle,  consult the table below.  An "X" indicates that the fund may invest in
the  security  or  employ  the   investment   technique   that  appears  in  the
corresponding row.

                                                           MID CAP
                                LARGE                       VALUE
                               COMPANY         SMALL CAP    EQUITY    EQUITY    REAL
                                VALUE   VALUE    VALUE      INCOME    INDEX    ESTATE

Equity Equivalent Securities      x       x       x          x          x       x

Debt Securities                   x       x       x          x          x       x

Foreign Securities               20%     35%     20%        35%         x       x

Convertible Debt Securities       x       x       x          x          x       x

Short Sales                       x       x       x          x          x       x

Portfolio Lending              331/3%  331/3%  331/3%     331/3%     331/3%   331/3%

Derivative Securities             x       x       x          x          x       x

Investments in Issuers with
   Limited Operating Histories    5%      5%      5%         5%        5%       5%

Repurchase Agreements             x       x       x          x         x        x

When-Issued and Forward
   Commitment Agreements          x       x       x          x         x        x

Restricted and
   Illiquid Securities           15%     15%     15%        15%        15%      15%

Short-Term Securities             x       x       x          x          x       x

Other Investment Companies       10%     10%     10%        10%        10%      10%

Futures and Options               x       x       x          x          x       x

Forward Currency
   Exchange Contracts             x       x       x          x          x       x

Equity Equivalent Securities

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock,  convertible  preferred stock and  convertible  debt  securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described  in  FOREIGN  SECURITIES,  page  6,  are an  example  of the  type  of derivative security in which a fund might invest.

DEBT SECURITIES

Each of the funds may  invest  in debt  securities.  The  primary  or  secondary investment  objective of Large Company Value,  Value,  Small Cap Value,  Mid Cap
Value,  Equity  Income and Real Estate is income  creation.  As a result,  these funds  may  invest  in debt  securities  when the  fund  managers  believe  such securities  represent an attractive  investment  for the funds.  These funds may invest  in debt  securities  for  income  or as a  defensive  strategy  when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management.  The debt securities that Equity Index invests in are generally short-term.

The value of the debt  securities  in which the funds may invest will  fluctuate based upon changes in interest rates and the credit quality of the issuer.  Debt securities  that are part of a fund's  fixed-income  portfolio  will be  limited primarily to "investment-grade" obligations. However, each fund may invest up to
5% of its assets in "high-yield"  securities.  "Investment  grade" means that at the time of  purchase,  such  obligations  are  rated  within  the four  highest categories  by a nationally  recognized  statistical  rating  organization  (for example,  at least Baa by Moody's  Investors  Service,  Inc.  or BBB by Standard
&  Poor's  Corporation),  or, if not  rated,  are of  equivalent  investment quality as determined by the fund's advisor.  According to Moody's,  bonds rated
Baa are medium-grade and possess some speculative characteristics.  A BBB rating by S&P  indicates  S&P's belief that a security  exhibits a satisfactory degree of safety and capacity for repayment,  but is more  vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt  obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity  restrictions on the fixed-income  securities in which  the  high-yield  portion  of a fund's  portfolio  may be  invested.  Debt securities  rated  lower  than  Baa  by  Moody's  or BBB by  S&P,  or  their equivalent, are considered by many to be predominantly  speculative.  Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest  payments on such securities than is the case with higher quality debt securities.  Regardless of rating levels, all debt securities  considered  for purchase by the fund are analyzed by the  investment manager  to  determine,  to the extent  reasonably  possible,  that the  planned investment is sound, given the fund's investment  objective.  See EXPLANATION OF
FIXED-INCOME SECURITIES RATINGS, page 62.

If the  aggregate  value of  high-yield  securities  exceeds 5% because of their
market  appreciation  or  other  assets'   depreciation,   the  funds  will  not
necessarily sell them.  Instead,  the fund managers will not purchase additional high-yield  securities  until their value is less than 5% of the fund's  assets.
Fund managers will monitor these  investments to determine  whether holding them will likely help the fund meet its investment objectives.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

Even  though  the  funds  will  invest  primarily  in equity  securities,  under exceptional market or economic conditions,  the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade  short-term securities  (denominated in U.S. dollars or foreign  currencies).  To the extent that a fund assumes a defensive  position,  it will not be investing for capital growth.

FOREIGN SECURITIES

Each fund may invest in the  securities of foreign  issuers,  including  foreign governments  and their agencies,  when these  securities meet their standards of selection.  In determining whether a company is foreign,  the fund managers will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally organized.  The weighting given to each of these factors will vary depending on the circumstances in a given case.

The funds may make such  investments  either  directly in foreign  securities or indirectly by purchasing depositary receipts for foreign securities.  Depositary receipts,  depositary  shares or similar  instruments  are  securities  that are listed on exchanges or quoted in the  domestic  over-the-counter  markets in one country,  but represent shares of issuers  domiciled in another country.  Direct investments  in foreign  securities  may be made  either on  foreign  securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers,  foreign  governments and their agencies. The funds will limit their purchase of foreign securities to those of issuers whose  principal  business  activities are located in developed countries. The funds consider developed countries to include Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Italy,  Japan,  Luxembourg,  The  Netherlands,  New Zealand,  Norway,  Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds invest have substantially less trading volume than the principal
U.S. markets.  As a result,  the securities of some companies in these countries
may  be  less  liquid  and  more  volatile  than  comparable  U.S.   securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are  uninvested  and no return is earned.  The funds'  inability to make intended security purchases due to clearance and settlement  problems could cause them to miss attractive investment opportunities.  Inability to dispose of portfolio  securities  due to clearance  and  settlement  problems  could result either in losses to the  funds due to  subsequent  declines  in the value of the portfolio  security  or, if the fund has  entered  into a  contract  to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign countries.  As a result, there may be a risk that a fund's trade details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE DEBT SECURITIES

A convertible  security is a bond,  debenture,  note,  preferred  stock or other security  that may be  converted  into or exchanged  for a prescribed  amount of common stock of the same or a different  issuer within a particular  time period at a specified price or formula.  A convertible  security entitles the holder to receive the interest  paid or accrued on debt or the dividend  paid on preferred stock  until the  convertible  security  matures or is  redeemed,  converted  or exchanged.  Before conversion or exchange,  such securities ordinarily provide a stream of income with generally  higher yields than common stocks of the same or similar issuers,  but lower than the yield on  non-convertible  debt. Of course, there can be no  assurance  of current  income  because  issuers of  convertible securities  may  default  on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying  common stock will fluctuate.  Because of the conversion feature,  the managers consider some convertible securities to be equity equivalents.

The price of a convertible  security will normally  fluctuate in some proportion to changes in the price of the  underlying  asset.  A  convertible  security  is subject to risks  relating to the activities of the issuer and/or general market and economic  conditions.  The stream of income  typically paid on a convertible security may tend to cushion the security  against  declines in the price of the underlying asset.  However,  the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,  the value of a  convertible  security is a function  of (1) its yield in  comparison with yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible  security often reflects such variations in the price of the underlying  common stock in a way that a  non-convertible  security  does not. At any given  time,  investment value  generally  depends  upon such  factors as the  general  level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible  security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption,  the fund  would be  required  to permit  the  issuer to redeem  the security and convert it to underlying common stock or to cash, or would sell the convertible  security to a third party,  which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the  convertible  security  to  sell  that  security  back  to the  issuer  at a predetermined  price.  A fund generally  invests in  convertible  securities for their favorable price  characteristics  and total return  potential and normally would not  exercise  an option  to  convert  unless  the  security  is called or conversion is forced.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent  in kind and amount to the  securities  being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund will segregate  cash, cash equivalents or other  appropriate  liquid securities on its records in an amount sufficient  to meet the purchase  price.  There will be  additional  transaction costs  associated  with short sales,  but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement,  having a value based on, or derived from, a traditional  security, asset,  or market  index.  Certain  derivative  securities  are  described  more accurately  as  index/structured  securities.  Index/structured  securities  are derivative  securities  whose  value or  performance  is linked to other  equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A structured investment is a security whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments include  asset-backed  securities (ABS),  asset-backed  commercial paper (ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO),  collateralized loan obligations (CLO), and securities backed by other types of  collateral or indices.  For example,  Standard  &  Poor's
Depositary  Receipts,  also known as "SPIDERs",  track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up  that  index.  Structured  investments  involve  the  transfer  of  specified financial assets to a special purpose entity,  generally a corporation or trust, or the  deposit of  financial  assets  with a  custodian;  and the  issuance  of securities or depository receipts backed by, or representing  interests in those assets.

Some structured investments are individually negotiated agreements or are traded over-the-counter.  Structured  investments  may be  organized  and  operated  to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money than it had  invested.  The policy also  establishes a committee that must review certain  proposed  purchases  before the purchases can be made.
The advisor will report on fund activity in  derivative  securities to the Board of Directors as necessary.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited  operating  histories.  The fund  managers  consider an issuer to have a limited  operating  history if that issuer has a record of less than three years
of  continuous  operation.   The  managers  will  consider  periods  of  capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In addition,  financial  and other  information  regarding  these issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created  for the  purpose of pooling  mortgage  obligations  or other  financial assets would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount  realized.  If the seller  seeks relief under the  bankruptcy  laws,  the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued  securities,  a fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may purchase  restricted or illiquid  securities,  including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds'  criteria for  selection.  Rule 144A  securities  are  privately placed with and traded among qualified  institutional  investors rather than the
general  public.   Although  Rule  144A  securities  are  considered  restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to determine,  based upon a consideration of the readily  available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for  determining the  liquidity of Rule 144A  securities.  As allowed by Rule 144A,  the Board of
Directors has delegated the day-to-day  function of determining the liquidity of
Rule 144A securities to the fund managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain  qualified  institutional  investors,  their  liquidity  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is illiquid.  In such an event,  the fund  managers will consider appropriate remedies to minimize the effect on that fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the fund's  investment  policies and restrictions. Under the Investment Company Act, a fund's investment in these securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets of any  investment  company;  and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'  commissions.  As a shareholder of another  investment  company, a fund would bear,  along with other  shareholders,  its pro rata  portion of the other investment company's expenses,  including advisory fees. These expenses would be in addition to the  management  fee that each fund bears  directly in connection with its own operations.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the funds' securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified price on a specified date. The fund managers may engage in futures and options  transactions based on securities indices provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used  include the Bond Buyer Index of  Municipal  Bonds for  fixed-income funds,  or the S&P 500 Index for equity  funds.  The  managers may engage in futures and options transactions based on specific securities. Futures contracts are traded on national  futures  exchanges.  Futures  exchanges  and trading are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements at a time when the fund managers would not otherwise do so.
In addition,  a fund may be required to deliver or take delivery of  instruments underlying  futures  contracts it holds. The fund managers will seek to minimize these risks by limiting  the  contracts  entered  into on behalf of the funds to those traded on national  futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not  require a fund to make  margin  payments  unless the  option is  exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the fund managers are purchasing or selling a security  denominated in a  foreign  currency  and  wish to lock in the  U.S.  dollar  price of that security,  the fund managers would be able to enter into a forward currency contract to do so; or

(2)  When the fund managers believe the currency of a particular foreign country may suffer a substantial  decline against the U.S.  dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the second circumstance,  when the fund managers believe that the currency of a  particular  country  may suffer a  substantial  decline  relative to the U.S.
dollar, a fund could enter into a forward currency  contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.  A fund will cover  outstanding  forward contracts by maintaining liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being hedged.
To the extent  that a fund is not able to cover its forward  currency  positions with  underlying  portfolio  securities,  the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate  amount of the fund's commitments under the forward currency contract.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign  currencies  will change due to market  movements in the values of those securities  between the date the forward  currency  contract is entered into and the  date  it  matures.  Predicting  short-term  currency  market  movements  is extremely  difficult,  and the  successful  execution  of a  short-term  hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts  on a regular  basis.  Normally,  consideration  of the  prospect  for currency parities will be incorporated into the long-term  investment  decisions made with  respect  to overall  diversification  strategies.  However,  the fund managers  believe that it is important  to have  flexibility  to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the  following  policies  apply  at the  time a fund  enters  into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT           POLICY

Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount exceeding 331/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  331/3% of the fund's  total  assets would be lent to  other  parties  except,  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment objectives,  policies and limitations, or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       Large Company Value,  Value, Mid Cap Value,  Small Cap Value
                    and Equity Income may not concentrate  their  investments in securities of issuers in a particular  industry  (other than securities  issued or guaranteed  by the U.S.  government or any of its agencies or instrumentalities).  Equity Index may
                    be   concentrated   to  the  extent  that  the  S&P  500  is
                    concentrated.

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or lend  money  to  other  ACIM-advised  funds  that  permit  these transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the  investment  restriction  relating to  concentration,  Large
Company Value, Value, Small Cap Value, Mid Cap Value and Equity Income shall not purchase any securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the  securities of one or more  issuers  conducting  their  principal  business  activities  in  the  same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government;  any state,  territory  or  possession  of the United
     States; the District of Columbia;  or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT             POLICY

Leveraging          A fund may not purchase additional  investment securities at any time when outstanding  borrowings exceed 5% of the total assets of the fund.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell  securities  short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.

Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.

Futures             A fund may enter into  futures  contracts  and write and buy
and Options         put and call options relating to futures  contracts.  A fund may not, however,  enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers             A fund may invest a portion of its assets in the  securities
with Limited        of issuers with limited  operating  histories.  An issuer is
Operating           considered  to  have a  limited  operating  history  if that
Histories           issuer has a record of less than three  years of  continuous
                    operation.   Periods  of  capital   formation,   incubation,
                    consolidations,   and  research  and   development   may  be
                    considered in determining  whether a particular issuer has a record of three years of continuous operation.  For purposes of this limitation,  "issuers" refers to operating companies that issue  securities  for the  purpose of issuing  debt or raising  capital  as a  means  of  financing  their  ongoing operations.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TRANSACTIONS WITH SUBADVISOR AFFILIATES

As described in further detail under the section titled INVESTMENT ADVISOR, J.P.
Morgan Investment  Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor,  a wholly owned,  indirect subsidiary of J.P. Morgan Chase &
Co. (J.P. Morgan Chase) and a corporation  organized under the laws of the State of Delaware,  is a registered  investment adviser under the Investment  Advisers
Act of 1940, as amended.  The  subadvisor  is located at 522 Fifth  Avenue,  New
York, New York 10036.

J.P. Morgan Chase, a bank holding company  organized under the laws of the State of Delaware,  was formed from the merger of J.P.  Morgan & Co.  Incorporated with and into The Chase Manhattan Corporation.  J.P. Morgan Chase, together with its predecessors,  has been in the banking and investment  advisory business for over 100 years and today,  through  JPMIM and its other  subsidiaries  (such as,
Morgan  Guaranty  Trust  Company  of New York  [Morgan  Guaranty],  J.P.  Morgan
Securities  Inc.,  and J.P.  Morgan  Securities  Ltd.),  offers a wide  range of banking  and  investment  management  services to  governmental,  institutional, corporate and individual  clients.  These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer  registered with the SEC and is a member of the National  Association  of  Securities  Dealers.  It is active as a dealer in U.S.  government  securities  and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites,  distributes,  and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J. P. Morgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its  affiliates  issue  certificates  of deposit and create bankers' acceptances.

The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain  activities  of Morgan  affiliates  may  affect the Real  Estate  Fund's portfolio  or  the  markets  for  securities  in  which  the  fund  invests.  In particular,  activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues  available  for  purchase by the fund.
Where a Morgan  affiliate  holds a large portion of a given issue,  the price at which that issue is traded may  influence  the price of similar  securities  the fund holds or is considering purchasing.

The  Real  Estate  Fund  will  not  purchase  securities  directly  from  Morgan affiliates,  and the size of Morgan affiliates' holdings may limit the selection of available  securities in a particular  maturity,  yield, or price range.  The fund will not execute any transactions  with Morgan affiliates and will use only unaffiliated  broker-dealers.  In  addition,  the  fund  will not  purchase  any securities of U.S.  government  agencies during the existence of an underwriting or selling group of which a Morgan  affiliate is a member,  except to the extent permitted by law.

The Real Estate Fund's ability to engage in transactions  with Morgan affiliates is  restricted by the SEC and the Federal  Reserve  Board.  In JPMIM's  opinion, these limitations  should not significantly  impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is  disadvantaged  by these  limitations  compared to other  funds with  similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its  investment  decisions  or positions  with the  personnel of any
Morgan  affiliate.  JPMIM has  informed  the fund  that,  in  making  investment decisions,  it will not obtain or use material,  non-public  information  in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial  banking divisions of Morgan Guaranty and its affiliates may have deposit,  loan,  and other  commercial  banking  relationships  with  issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities  purchased by the fund.  Except as may be permitted by applicable law, the fund will not purchase  securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan  Guaranty.  JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

PORTFOLIO TURNOVER

The portfolio  turnover  rate of each fund is shown in the Financial  Highlights tables in that fund's Prospectus.

LARGE COMPANY VALUE

The fund managers of Large Company Value purchase  portfolio  securities  with a view to the long-term investment merits of each security and, consequently,  the fund may hold its investment securities for several years. However, the decision to  purchase  or sell any  security  is  ultimately  based upon the  anticipated contribution  of the security to the stated  objective of the fund.  In order to achieve  the  fund's  objective,  the fund  managers  may sell a given  security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains  realized and  distributed by the fund, if any,  because  short-term  capital  gains are  taxable as  ordinary  income.  In addition,  the fund managers may sell some securities to realize losses that can be used to offset realized capital gains.  They will take such actions when they believe the tax benefits from realizing  losses offset the near-term  investment potential of the security.  Higher turnover would also generate  correspondingly higher brokerage commissions, which is a cost the fund pays directly.

OTHER FUNDS

With respect to each other fund, the fund managers will sell securities  without regard to the  length of time the  security  has been  held.  Accordingly,  each funds' portfolio turnover rates may be substantial.

The fund managers  intend to purchase a given security  whenever they believe it will  contribute  to the stated  objective  of a  particular  fund.  In order to achieve each fund's  investment  objectives,  the fund managers may sell a given security  regardless of the length of time it has been held in the portfolio and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

When a general decline in security  prices is anticipated,  the equity funds may decrease or eliminate  entirely  their equity  positions and increase their cash positions,  and when a general rise in price levels is  anticipated,  the equity funds may increase  their equity  positions and decrease  their cash  positions.
However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's  investment  objective.  As a result, a fund's annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low;  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

S&P 500 INDEX

The Equity Index fund seeks to achieve a 95% or better  correlation  between its total  return and the total  return of the  S&P  500 Index.  Correlation  is measured by comparing  the fund's  monthly total returns to those of the S&P
500 over the most recent 36-month period.

The fund is not sponsored,  endorsed,  sold or promoted by Standard & Poor's
(S&P),  a division  of The  McGraw-Hill  Companies,  Inc.  S&P  makes no representation or warranty, express or implied, to the owners of the fund or any member of the public  regarding  the  advisability  of investing  in  securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to American
Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is  determined,  composed and  calculated by S&P without  regard  to the fund.  S&P  has no  obligation  to take the needs of
American  Century or the owners of the fund into  consideration  in determining, composing or calculating  the S&P 500 Index.  S&P is not responsible for and has not  participated in the  determination  of the prices and amount of the fund or the timing of the  issuance or sale of the fund or in the  determination or  calculation  of the equation by which the fund is to be converted into cash.
S&P has no obligation or liability in  connection  with the  administration, marketing or trading of the fund.

S&P does not guarantee the accuracy  and/or the  completeness of the S&P
500 Index or any data it includes and S&P  shall have no  liability  for any errors, omissions, or interruptions therein. S&P makes no warranty,  express or implied, as to the results to be obtained by the fund, owners of the fund, or any other  person or entity  from the use of the  S&P  500 Index or any data included therein. S&P makes no express or implied warranties,  and expressly disclaims all warranties of  merchantability or fitness for a particular purpose or use with  respect  to the  S&P  500 Index or any data  included  therein.
Without  limiting  any of the  foregoing,  in no event  shall  S&P  have any
liability  for  any  special,   punitive,   indirect  or  consequential  damages
(including lost profits), even if notified of the possibility of such damages.

In the  future,  the fund may select a  different  index if such a  standard  of comparison  is  deemed  to be  more  representative  of the  performance  of the securities the fund seeks to match.

TEMPORARY DEFENSIVE MEASURES

For temporary  defensive  purposes,  each fund may invest in securities that may not fit its  investment  objective  or its  stated  market.  During a  temporary defensive  period,  the fund may direct its assets to the  following  investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
72. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned  subsidiaries,  including the funds' investment  adviser,  American
Century Investment  Management,  Inc. (ACIM); the funds' principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the funds' transfer agent, American Century Services Corporation (ACSC).

The  other  directors,  (more  than  three-fourths  of  the  total  number)  are independent;  that is,  they  are not  employees  or  officers  of,  and have no financial  interest in, ACC or any of its wholly-owned  subsidiaries,  including
ACIM,  ACIS and ACSC. The directors  serve in this capacity for five  registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 12 investment  companies advised by ACIM, unless otherwise noted. Only officers with policy-making  functions are listed. No officer is compensated for his or her  service  as an  officer  of  the  funds.  The  listed  officers  are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                         POSITION(S)     LENGTH                                     COMPLEX         OTHER
                         HELD            OF TIME                                    OVERSEEN        DIRECTORSHIPS
                         WITH            SERVED      PRINCIPAL OCCUPATION(S)        BY              HELD BY
NAME, ADDRESS (AGE)      FUNDS           (YEARS)     DURING PAST 5 YEARS            DIRECTOR        DIRECTOR

-------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

James E. Stowers, Jr.(1) Director,       45          Chairman, Director and         41              None
4500 Main Street         Chairman                    controlling shareholder, ACC
Kansas City, MO 64111    of the                      Chairman, ACSC and
(80)                     Board                       other ACC subsidiaries
                                                     Director, ACIM, ACSC and
                                                     other ACC subsidiaries

James E. Stowers III(1)  Director,       13          Co-Chairman, ACC               41              None
4500 Main Street         Chairman                    (September 2000 to present)
Kansas City, MO 64111    of the                      Chief Executive Officer, ACC
(45)                     Board                       (June 1996 to September 2000)
                                                     Director, ACC, ACIM, ACSC
                                                     and other ACC subsidiaries

-------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Thomas A. Brown          Director        23          Strategic Account              41              None
4500 Main Street                                     Implementation Manager,
Kansas City, MO 64111                                APPLIED INDUSTRIAL
(64)                                                 TECHNOLOGIES, INC.,
                                                     a corporation engaged in
                                                     the sale of bearings and
                                                     power transmission products

Andrea C. Hall, Ph.D.    Director        6           Senior Vice President,         41              Director,MIDWEST
4500 Main Street                                     MIDWEST RESEARCH INSTITUTE                     RESEARCH INSTITUTE
Kansas City, MO 64111
(59)

D.D. (Del) Hock          Director        7           Retired, formerly Chairman,    41              Director, ALLIED
4500 Main Street                                     Public Service Company                         MOTION TECHNOLOGIES, INC.
Kansas City, MO 64111                                of Colorado                                    and J.D.
(69)                                                                                                EDWARDS & COMPANY

Donald H. Pratt          Director,       8           Chairman,                      41             Director, BUTLER
4500 Main Street         Vice                        WESTERN INVESTMENTS, INC.                     MANUFACTURING
Kansas City, MO 64111    Chairman                    Retired Chairman of the Board,                COMPANY
(66)                     of the                      BUTLER MANUFACTURING COMPANY                  Director, ATLAS-COPCO,
                         Board                                                                     NORTH AMERICA INC.

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                                                                    IN FUND
                         POSITION(S)     LENGTH                                     COMPLEX        OTHER
                         HELD            OF TIME                                    OVERSEEN       DIRECTORSHIPS
                         WITH            SERVED      PRINCIPAL OCCUPATION(S)        BY             HELD BY
NAME, ADDRESS (AGE)      FUNDS           (YEARS)     DURING PAST 5 YEARS            DIRECTOR       DIRECTOR

Gale E. Sayers            Director       3            President, Chief Executive    41              None
4500 Main Street                                      Officer and Founder,
Kansas City, MO 64111                                 SAYERS COMPUTER SOURCE
(61)

M. Jeannine Strandjord    Director       9           Senior Vice President, Chief   41             Director, DST
4500 Main Street                                     Integration Officer,                          SYSTEMS, INC.
Kansas City, MO 64111                                SPRINT CORPORATION                            Director, EURONET
(58)                                                 (September 2003 to present)                   WORLDWIDE
                                                     Senior Vice President-
                                                     Financial Services
                                                     SPRINT CORPORATION
                                                     (January 2003 to September 2003)
                                                     Senior Vice President-Finance,
                                                     Global Markets Group
                                                     SPRINT CORPORATION
                                                     (November 1998 to January 2003)

Timothy S. Webster        Director       2           President and Chief            41             None
4500 Main Street                                     Executive Officer,
Kansas City, MO 64111                                AMERICAN ITALIAN PASTA
(42)                                                 COMPANY

-------------------------------------------------------------------------------------------------------------------
OFFICERS

William M. Lyons          President      3           Chief Executive Officer, ACC   Not             Not
4500 Main St.                                        and other ACC subsidiaries     applicable      applicable
Kansas City, MO 64111                                (September 2000 to present)
(48)                                                 President, ACIS
                                                     (JULY 2003 TO PRESENT)
                                                     President, ACC
                                                     (JUNE 1997 TO PRESENT)
                                                     President, ACIM
                                                     (SEPTEMBER 2000 TO PRESENT)
                                                     Chief Operating Officer, ACC
                                                     (June 1996 to September 2000)
                                                     Also serves as: Executive Vice
                                                     President, ACSC
                                                     and other ACC subsidiaries

Robert T. Jackson         Executive      8           Chief Administrative Officer,  Not             Not
4500 Main St.             Vice                       ACC (August 1997 to present)   applicable      applicable
Kansas City, MO 64111     President                  Chief Financial Officer, ACC
(58)                                                 (May 1995 to October 2002)
                                                     President, ACSC
                                                     (January 1999 to present)
                                                     Executive Vice President,
                                                     ACC (May 1995 to present)
                                                     Also serves as: Executive
                                                     Vice President and Chief
                                                     Financial Officer, ACIM, ACIS
                                                     and other ACC subsidiaries
                                                     and Treasurer, ACIM

                                                     NUMBER OF
                                                     PORTFOLIOS
                                                     IN FUND
                         POSITION(S)     LENGTH      COMPLEX                       OTHER
                         HELD            OF TIME     OVERSEEN                      DIRECTORSHIPS
                         WITH            SERVED     PRINCIPAL OCCUPATION(S)        BY                HELD BY
NAME, ADDRESS (AGE)      FUNDS           (YEARS)    DURING PAST 5 YEARS            DIRECTOR          DIRECTOR

Maryanne Roepke          Senior          3          Senior Vice President (April   Not                Not
4500 Main St.            Vice                       1998 to present) and           applicable         applicable
Kansas City, MO 64111    President,                 Assistant Treasurer (September
(48)                     Treasurer                  1985 to present), ACSC
                         and Chief
                         Accounting
                         Officer

David C. Tucker          Senior          3          Senior Vice President, ACIM,   Not                Not
4500 Main St.            Vice                       ACIS, ACSC and other ACC       applicable         applicable
Kansas City, MO 64111    President                  subsidiaries
(46)                     and                        (June 1998 to present)
                         General                    General Counsel, ACC, ACIM,
                         Counsel                    ACIS, ACSC and other
                                                    ACC subsidiaries
                                                    (June 1998 to present)
Robert Leach             Controller      6          Vice President, ACSC           Not                Not
4500 Main St.                                       (February 2000 to present)     applicable         applicable
Kansas City, MO 64111                               Controller-Fund Accounting,
(38)                                                ACSC (June 1997 to present)

Jon Zindel               Tax Officer     6          Vice President, Corporate Tax, Not                Not
4500 Main St.                                       ACSC (April 1998 to present)   applicable         applicable
Kansas City, MO 64111                               Vice President, ACIM, ACIS and
(37)                                                other ACC subsidiaries
                                                    (April 1999 to present)
                                                    President, AMERICAN CENTURY
                                                    EMPLOYEE BENEFIT SERVICES, INC.
                                                    (January 2000 to December 2000)
                                                    Treasurer, AMERICAN CENTURY
                                                    EMPLOYEE BENEFIT SERVICES, INC.
                                                    (January 2000 to December 2000)
                                                    Treasurer, AMERICAN CENTURY
                                                    VENTURES, INC.
                                                    (December 1999 to January 2001)

On December 23, 1999, American Century Services  Corporation (ACSC) entered into an agreement  with DST Systems,  Inc.  (DST) under which DST would  provide back office software for transfer agency services  provided by ACSC (the  Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31, 2003, DST received $23,732,445 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2003, was approximately $2.42 billion.

Ms.  Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the Agreement is within the  discretion of ACSC. DST was chosen by ACSC for its  industry-leading  role in  providing  cost-effective back office  support for mutual fund service  providers such as ACSC. DST is the largest mutual fund transfer  agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping  system.  Ms.  Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the  negotiations  between  ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more committees  consisting of two or more directors who may exercise the powers and  authority of the board to the extent that the  directors  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although  the Board of  Directors  does not manage  the funds,  it has hired the advisor to do so. The directors,  in carrying out their fiduciary duty under the
Investment  Company Act of 1940, are  responsible for approving new and existing management contracts with the funds' advisor.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

o    Leaders  of each  fund's  portfolio  management  team  meet  with the board periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are  conducted  and brokers are  selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding  marketing  expenses.
Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has five  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                                 NUMBER OF
                                                                                                 MEETINGS HELD
                                                                                                 DURING LAST
COMMITTEE         MEMBERS                  FUNCTION                                              FISCAL YEAR

Executive         James E. Stowers, Jr.    The Executive Committee performs the functions             0
                  James E. Stowers III     of the Board of Directors between Board meetings,
                  Donald H. Pratt          subject to the limitations on its power set out in
                                           the Maryland General Corporation Law, and except
                                           for matters required by the Investment Company
                                           Act to be acted upon by the whole Board.

Compliance        Andrea C. Hall, PhD      The Compliance and Shareholder Communications              5
and Shareholder   Thomas A. Brown          Committee reviews the results of the funds'
Communications    Gale E. Sayers           compliance testing program, reviews quarterly
                  Timothy S. Webster       reports from the Communications advisor
                                           to the Board regarding various compliance
                                           matters and monitors the implementation of the
                                           funds' Code of Ethics, including any violations.

Audit             D.D. (Del) Hock          The Audit Committee approves the engagement                4
                  Donald H. Pratt          of the funds' independent auditors, recommends
                  M. Jeannine Strandjord   approval of such engagement to the independent
                                           directors, and oversees the activities of the funds'
                                           independent auditors. The Committee receives
                                           reports from the advisor's Internal Audit
                                           Department, which is accountable to the Committee.
                                           The Committee also receives reporting about
                                           compliance matters affecting the funds.

Governance        Donald H. Pratt          The Board Governance Committee primarily                   1
                  M. Jeannine Strandjord   considers and recommends individuals for
                  Thomas A. Brown          nomination as directors. The names of potential
                                           director candidates are drawn from a number
                                           of sources, including recommendations from
                                           members of the Board, management and
                                           shareholders. This committee also reviews
                                           and makes recommendations to the Board
                                           with respect to the composition of Board
                                           committees and other Board-related matters,
                                           including its organization, size, composition,
                                           responsibilities, functions and compensation.
                                           The Governance Committee does not currently
                                           have a policy regarding whether it will consider
                                           nominees recommended by shareholders.

Fund              Donald H. Pratt          The Fund Performance Review Committee                    4
Performance       D.D. (Del) Hock          reviews quarterly the investment activities
Review            Thomas A. Brown          and strategies used to manage fund assets.
                  Andrea C. Hall, PhD      The committee regularly receives reports from
                  M. Jeannine Strandjord   portfolio managers and other investment personnel
                  Timothy S. Webster       concerning the funds' investments.
                  Gale E. Sayers

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the five investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2004

                                 TOTAL                    TOTAL COMPENSATION
                                 COMPENSATION             FROM THE
                                 FROM THE                 AMERICAN CENTURY
NAME OF DIRECTOR                 FUNDS (1)                FAMILY OF FUNDS (2)

Thomas A. Brown                   $12,141                     $76,169

Andrea C. Hall, Ph.D.             $13,500                     $84,418

D.D. (Del) Hock                   $13,429                     $83,918

Donald H. Pratt                   $13,740                     $85,634

Gale E. Sayers                    $11,966                     $75,168

M. Jeannine Strandjord            $12,048                     $75,668

Timothy S. Webster                $11,667                     $73,169

1    INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     MARCH 31, 2004, AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

2    INCLUDES  COMPENSATION  PAID BY THE FIVE INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     BROWN,  $12,934; DR. HALL, $57,218; MR. HOCK, $73,418; MR. PRATT,  $12,000;
     MR. SAYERS, $21,668; AND MR. WEBSTER, $32,334.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 2004.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2003, as shown in the table below.  Because Mid Cap Value was not in operation as of the calendar year end, it is not included in the table below.

                                                                  NAME OF DIRECTORS

                                                   JAMES E.      JAMES E.     THOMAS A.    ANDREA C.
                                                 STOWERS, JR.   STOWERS III     BROWN     HALL, PH.D.
-------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Large Company Value Fund                            A             A            A            A

   Value Fund                                          A             A            C            C

   Small Cap Value Fund                                A             A            B            A

   Equity Income Fund                                  A             A            C            D

   Equity Index Fund                                   A             A            A            A

   Real Estate Fund                                    A             A            B            A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES                         E             E            E            E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

                                                                    NAME OF DIRECTORS

                                                D.D. (DEL)    DONALD    GALE E.   M. JEANNINE   TIMOTHY
                                                   HOCK      H. PRATT   SAYERS    STRANDJORD    WEBSTER
------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Large Company Value Fund                          A           A         A           A           A

   Value Fund                                        C           C         A           E           B

   Small Cap Value Fund                              A           A         A           A           B

   Equity Income Fund                                E           C         A           A           C

   Equity Index Fund                                 A           A         A           A           A

   Real Estate Fund                                  D           D         A           A           A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY DIRECTOR IN
FAMILY OF INVESTMENT COMPANIES                       E           E         C           E           E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

CODES OF ETHICS

The funds, their investment advisor,  principal  underwriter and subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit  personnel  subject to the codes to invest in securities, including  securities that may be purchased or held by the funds,  provided that they first obtain approval from the  appropriate  compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The Advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  Advisor's  Proxy  Voting  Guidelines  to govern the
Advisor's proxy voting activities.

The  Advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the
Advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  Advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  Advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the  Advisor's  Proxy Voting  Guidelines  are  available on the funds'
website at americancentury.com.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of xxxx, xx, 2004, the following shareholders, beneficial or of record, owned more than 5% of the  outstanding  shares of any class of the funds.  Because the
Advisor and Institutional  classes of Mid Cap Value were not in operation,  they are not included.

                                                  PERCENTAGE OF OUTSTANDING     PERCENTAGE OF OUTSTANDING
FUND/CLASS    SHAREHOLDER                          SHARES OWNED OF RECORD      SHARES OWNED BENEFICIALLY(1)

LARGE COMPANY VALUE

Investor

            Saxon & Co                                  data to come %                   %
            Philadelphia, Pennsylvania
            Schwab 529 College Savings Plan                          %                   %
            Kansas City, Missouri

            State Street Bank Trustee                   data to come %                   %
            Con Agra 401(k) Plan
            Kansas City, Missouri

   Institutional
            Saxon & Co.                                              %                   %
            Philadelphia, Pennsylvania

            JPMorgan Chase Bank                                      %                   %
            Trustee Collins & Aikman
            Pension Trust Salaried
            Brooklyn, New York

            JPMorgan Chase Bank                                      %                   %
                F/B/O InterPublic 401K                               %                   %
                Moderate Smart Mix Portfolio
                Brooklyn, New York

                F/B/O Interpublic 401K                               %                   %
                Aggressive Smart Mix Portfolio
                Brooklyn, New York

   Advisor
            Schwab 529 College Savings Plan                          %                   %
            Kansas City, Missouri

            National Financial Services LLC                          %                   %
            New York, New York

            Charles Schwab & Co., Inc.                               %                   %
            San Francisco, California

            Nationwide Insurance Co. Trust                           %                   %
            Columbus, Ohio

   A
            Charles Schwab & Co., Inc.                               %                   %
            San Francisco, California

            American Enterprise Investment Services                  %                   %
            Minneapolis, Minnesota

   B
            American Enterprise Investment Services                  %                   %
            Minneapolis, Minnesota

            Citigroup Global Markets Inc.                            %                   %
            New York, New York
-------------------------------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF OUTSTANDING     PERCENTAGE OF OUTSTANDING
FUND/CLASS  SHAREHOLDER                             SHARES OWNED OF RECORD     SHARES OWNED BENEFICIALLY (1)

LARGE COMPANY VALUE

   C
            MLPF&S, Inc.                                data to come %                 %
            Jacksonville, Florida

            Citigroup Global Markets Inc.                            %                 %
            New York, New York

            Pershing LLC                                             %                 %
            Jersey City, New Jersey

            American Enterprise Investment Services                  %                 %
            Minneapolis, Minnesota

   R
            ING Life Insurance and Annuity Co.                       %                 %
            Hartford, Connecticut

VALUE

   Investor
            Nationwide Insurance Company                             %                 %
            Columbus, Ohio

            The Guardian Insurance & Annuity Co.                     %                 %
            Bethlehem, Pennsylvania

   Institutional
            JPMorgan Chase Bank                                      %                 %
            Robert Bosch Corporation
            Star Plan & Trust
            Kansas City, Missouri

            Wells Fargo Bank MN NA                                   %                 %
                FBO WF Financial                                     %                 %
                Thrift & Profit Sharing Plan
                Minneapolis, Minnesota

            Nationwide Insurance Company QPVA                        %                 %
            Columbus, Ohio

            Trustees of American Century P/S &                       %                 %
            401(k) Savings Plan & Trust
            Kansas City, Missouri

            The Chase Manhattan Bank NA TR                           %                 %
            Winnebago Industries, Inc. P/S
            Deferred Savings Invest Plan
            New York, New York

   Advisor

            Principal Life Insurance Co.                             %                 %
            Des Moines, Iowa

            James B. Anderson TR                                     %                 %
            for Various Accounts
            Springfield, Missouri

   A
             Charles Schwab & Co., Inc.                              %                 %
             San Francisco, California

             American Enterprise Investment Services                 %                 %
             Minneapolis, Minnesota
---------------------------------------------------------------------------------------------------------

1    IF SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN T HE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING  BENEFICIALLY OWNE D. OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF OUTSTANDING     PERCENTAGE OF OUTSTANDING
FUND/CLASS    SHAREHOLDER                         SHARES OWNED OF RECORD       SHARES OWNED BENEFICIALLY(1)

VALUE

   B
            American Enterprises Investment Services                 %                 %
            Minneapolis, Minnesota

   C
            American Enterprise Investment Services                  %                 %
            Minneapolis, Minnesota

            AG Edwards & Sons Inc.                                   %                 %
            St. Louis, Missouri

            Legg Mason Wood Walker                                   %                 %
            Baltimore, Maryland

            LPL Financial Services                                   %                 %
            San Diego, California
---------------------------------------------------------------------------------------------------------
SMALL CAP VALUE

   Investor
            Charles Schwab & Co., Inc.                               %                 %
            San Francisco, California

            Delaware Charter Guarantee & Trust Co. Cust              %                 %
                FBO Principal Financial Group                        %                 %
                Des Moines, Iowa

            National Financial Services, Corp.                       %                 %
            New York, New York

            AUL American Unit Trust Separate Account                 %                 %
            Indianapolis, Indiana

   Institutional

            Fidelity FIIOC TR                                        %                 %
            Covington, Kentucky

            JPMorgan Chase & Co. TR                                  %                 %
            Marconi USA Wealth Accumulation
            Plan Trust
            New York, New York

            Charles Schwab & Co., Inc.                               %                 %
            San Francisco, California

            Chase Manhattan Bank Trustee                             %                 %
            The BOC Group Inc. Savings
            Investment Plan Trust
            New York, New York

            Trustees of American Century                             %                 %
            P/S and 401(k) Savings Plan & Trust
            Kansas City, Missouri

            Chase Manhattan Bank NA TTEE                             %                 %
            The Reynolds & Reynolds Co.
            401k Savings Plan Trust
            New York, New York

            USAA Federal Savings Bank                                %                 %
            San Antonio, Texas
---------------------------------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING  BENEFICIALLY OWNED. OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF OUTSTANDING     PERCENTAGE OF OUTSTANDING
FUND/CLASS  SHAREHOLDER                            SHARES OWNED OF RECORD      SHARES OWNED BENEFICIALLY(1)

SMALL CAP VALUE

   Advisor
            Principal Life Insurance Co.               data to come  %                  %
            Des Moines, Iowa

            Nationwide Trust Co. FSB                                 %                  %
            Columbus, Ohio

            M L P F & S                                              %                  %
            Jacksonville, Florida

            Trustar for the Benefit of                               %                  %
            Various Clients
            Wilmington, Delaware

            Saxon & Co                                               %                  %
            Philadelphia, Pennsylvania

   C
            American Enterprise Investment Services                  %                  %
            Minneapolis, Minnesota

            Pershing LLC                                             %                  %
            Jersey City, New Jersey
------------------------------------------------------------------------------------------------------------

MID CAP VALUE

Investor

            None

EQUITY INCOME

   Investor
            Charles Schwab & Co., Inc.                               %                 %
            San Francisco, California

            National Financial Services Corp.                        %                 %
            New York, New York

   Institutional

            Fidelity FIIOC TR                                        %                 %
            Covington, Kentucky

            JPMorgan Chase & Co. TR                                  %                 %
            Marconi USA Wealth
            Accumulation Plan Trust
            New York, New York

            Krauss & Co.                                             %                 %
            Buffalo, New York

            UBATCO & Co                                              %                 %
                FBO College Savings                                  %                 %
                Plan of Nebraska
                Lincoln, Nebraska

            Chase Manhattan Bank Trustee                             %                 %
            Hayes Lemmerz International Inc.
            Retirement Savings Plan
            Brooklyn, New York

            Trustees of American Century                             %                 %
            P/S & 401k Savings Plan & Trust
            Kansas City, Missouri

            NABANK & Co                                              %                 %
            Tulsa, Oklahoma
-------------------------------------------------------------------------------------------------------------------

1 IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN INTERMEDIARY FOR THE BENEFIT OF A NAMED
  PARTY, WE REPORT THOSE SHARES AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
  CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF OUTSTANDING     PERCENTAGE OF OUTSTANDING
FUND/CLASS  SHAREHOLDER                            SHARES OWNED OF RECORD      SHARES OWNED BENEFICIALLY (1)

EQUITY INCOME

   Advisor
            Charles Schwab & Co., Inc.                 data to come  %                0%
            San Francisco, California

            Delaware Charter Guarantee & Trust                       %                 %
                FBO Principal Financial Group                        %                 %
                Des Moines, Iowa

            M L P F & S                                              %                 %
            Jacksonville, Florida

             Saxon & Co.                                             %                %
             Philadelphia, Pennsylvania

            National Financial Services, LLC                         %                 %
            New York, New York

   C
            American Enterprise Investment Services                  %                 %
            Minneapolis, Minnesota

            NFSC for the Benefit of                                  %                 %
            Various Clients
            Boston, Massachusetts

            Pershing LLC                                             %                 %
            Jersey City, New Jersey

            Legg Mason Wood Walker Inc.                              %                 %
            Baltimore, Maryland

   R
            ING Life Insurance and Annuity Co                        %                 %
            Hartford, Connecticut

            Fehr & Peers Associates Inc.                             %                 %
            401K Profit Sharing Plan
            Lafayette, California

EQUITY INDEX

   Investor
            JPMorgan Chase Bank                                      %                 %
            Trustee Magnetek Flexcare Plus
            Retirement Savings Plan
            New York, New York

   Institutional

            Procter & Gamble Trustee                                 %                 %
            Procter & Gamble PS and Empl Stock
            Ownership Plan Core Fund
            Cincinnati, Ohio

            The Chase Manhattan Bank Trustee                         %                 %
            The Procter & Gamble Subsidiaries
            Savings Plan Core Fund
            New York, New York

            JPMorgan Chase Bank TR                                   %                 %
            Newell Rubbermaid 401K
            Savings Plan and Trust
            Kansas City, Missouri

            JPMorgan Chase Bank Trustee                              %                 %
            Robert Bosch Corporation
            Star Plan & Trust
            Kansas City, Missouri
--------------------------------------------------------------------------------------------------------------

1 IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN INTERMEDIARY FOR THE BENEFIT OF A NAMED
  PARTY, WE REPORT THOSE SHARES AS BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
  CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

                                                  PERCENTAGE OF OUTSTANDING     PERCENTAGE OF OUTSTANDING
FUND/CLASS    SHAREHOLDER                          SHARES OWNED OF RECORD      SHARES OWNED BENEFICIALLY (1)

REAL ESTATE

   Investor

            Charles Schwab & Co., Inc.                 data to come  %                 %
            San Francisco, California

   Institutional
            Fidelity FIIOC TR                                        %                 %
            Covington, Kentucky

            State Street Bank & Trust Co TTEE                        %                 %
                FBO Towers Perrin Deferred PSP                       %                 %
                Westwood, Massachusetts

            Charles Schwab & Co., Inc.                               %                 %
            San Francisco, California

            Trustees of American Century                             %                 %
            Profit Sharing and 401(k)
            Savings Plan and Trust
            Kansas City, Missouri

            The Chase Manhattan Bank NA TR                           %                 %
            Huntsman Corp Salary
            Deferral Plan & Trust
            New York, New York

   Advisor
            Charles Schwab & Co., Inc.                               %                 %
            San Francisco, California

            Nationwide Trust Co. FSB                                 %                 %
            Columbus, Ohio

            Orchard Trust Company Custodian                          %                 %
                FBO TTEE/cust Clients                                %                 %
                Englewood, Colorado

            The Guardian Insurance & Annuity Co. Inc.                %                 %
            Bethlehem, Pennsylvania

            Great West Life & Annuity                                %                 %
            Insurance Co.
            Englewood, Colorado

            National Financial Services LLC                          %                 %
            New York, New York
--------------------------------------------------------------------------------------------------------------

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than 5% of a fund's  outstanding  shares.  The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Capital Portfolios,  Inc. A shareholder owning of record or  beneficially  more  than 25% of a fund's  outstanding  shares  may be considered a controlling  person.  The vote of any such person could have a more significant effect on matters presented at a shareholder's meeting than votes of other shareholders. As of xxx, x, 2004, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers,  Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor  appears  in each  Prospectus  under  the  heading  MANAGEMENT.

For the services provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of the funds as follows:

FUND                    CLASS                     PERCENTAGE OF NET ASSETS

LARGE COMPANY VALUE     Investor, A, B, C and R   0.90% of first $1 billion
                                                  0.80% of the next $4 billion
                                                  0.70% over $5 billion

                        Institutional             0.70% of first $1 billion
                                                  0.60% of the next $4 billion
                                                  0.50% over $5 billion

                        Advisor                   0.65% of first $1 billion
                                                  0.55% of the next $4 billion
                                                  0.45% over $5 billion
--------------------------------------------------------------------------------
VALUE                   Investor, A, B and C      1.00% of the first $6 billion
                                                  0.95% over $6 billion

                        Institutional             0.80% of the first $6 billion
                                                  0.75% over $6 billion

                        Advisor                   0.75% of the first $6 billion
                                                  0.70% over $6 billion
--------------------------------------------------------------------------------
SMALL CAP VALUE         Investor and C            1.25%

                        Institutional             1.05%

                        Advisor                   1.00%
--------------------------------------------------------------------------------
MID CAP VALUE           Investor                  1.00%

                        Institutional             0.80%

                        Advisor                   0.75%

EQUITY INCOME           Investor, C and R         1.00%

                        Institutional             0.80%

                        Advisor                   0.75%
--------------------------------------------------------------------------------
EQUITY INDEX            Investor                  0.49%

                        Institutional             0.29%
--------------------------------------------------------------------------------
REAL ESTATE             Investor                  1.20% of first $100 million
                                                  1.15% over $100 million

                        Institutional             1.00% of first $100 million
                                                  0.95% over $100 million

                        Advisor                   0.95% of first $100 million
                                                  0.90% over $100 million

On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month.  This number is then  multiplied by a fraction,  the numerator  being the number of days in the previous month and the denominator  being 365 (366 in leap years).

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or  until  the  first  meeting  of fund  shareholders  following  its execution,  whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on this approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management  agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote time and  attention  to any other  business,  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended  March 31,  2004,  2003 and 2002 are  indicated  in the  following  table.
Because  Mid Cap  Value's  Advisor  Class and  Institutional  Class  were not in operation as of the fiscal year end, they are not included in the table below.

UNIFIED MANAGEMENT FEES

FUND/CLASS                   2004                2003                 2002
--------------------------------------------------------------------------------
LARGE COMPANY VALUE

   Investor                $2,243,876         $875,313              $401,940

   Institutional             $371,745          $48,499                $3,574(1)

   Advisor                    $32,303           $1,584                  $775

   A                         $321,011           $3,066(2)               N/A

   B                          $24,910              $42(2)               N/A

   C                          $47,741           $4,990                  $534(3)

   R                             $146              N/A                   N/A

--------------------------------------------------------------------------------
VALUE

   Investor               $18,904,055      $17,744,450           $17,814,976

   Institutional           $1,577,204       $1,545,683            $1,714,283

   Advisor                 $2,358,981       $1,556,034            $1,099,846

   A                          $47,310             $237(2)               N/A

   B                          $12,969              $64(2)               N/A

   C                          $45,040          $22,215                $5,187(4)
--------------------------------------------------------------------------------
SMALL CAP VALUE

   Investor               $11,008,887      $11,942,134            $9,971,554

   Institutional           $1,299,047       $1,007,291              $350,372

    Advisor                $2,957,817       $1,870,244              $774,361

   C                          $43,183          $37,978               $24,220(5)
--------------------------------------------------------------------------------
EQUITY INCOME

   Investor               $18,156,407      $11,280,725            $7,027,325

   Institutional           $1,010,885         $610,275              $387,425

   Advisor                 $2,377,538         $773,714              $343,148

   C                         $259,124          $81,280                $7,343(6)

   R                             $750              N/A                   N/A
--------------------------------------------------------------------------------
EQUITY INDEX

   Investor                  $626,095         $448,210              $437,170

   Institutional           $1,865,191       $1,005,052            $1,308,235

--------------------------------------------------------------------------------
REAL ESTATE

   Investor                $2,730,846       $1,491,938            $1,040,597

   Institutional             $424,727         $198,341              $135,140

   Advisor                   $392,000         $189,009              $116,872
--------------------------------------------------------------------------------
MID CAP VALUE

   Investor                        $27             N/A             N/A

1    AUGUST 10, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

2    JANUARY 31, 2003 (INCEPTION) THROUGH MARCH 31, 2003.

3    NOVEMBER 7, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

4    JUNE 4, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

5    JUNE 1, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

6    JULY 13, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

SUBADVISORS

EQUITY INDEX FUND

The  investment  management  agreement  provides  that the manager may  delegate certain  responsibilities  under  the  agreement  to  a  subadvisor.  Currently,
Barclays  Global Fund Advisors  ("Barclays")  serves as subadvisor to the Equity
Index Fund under a subadvisory  agreement between the manager and Barclays dated
January 29, 1999. The subadvisory  agreement  continues for an initial period of one year and thereafter so long as continuance is specifically  approved by vote of a  majority  of the  fund's  outstanding  voting  securities  or by vote of a majority of the fund's  directors,  including a majority of those  directors who are neither  parties to the agreement nor interested  persons of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.
The subadvisory  agreement is subject to termination without penalty on 60 days'
written notice by Barclays,  the manager, the Board of Directors,  or a majority of the fund's outstanding votes and will terminate automatically in the event of
(i) its  assignment or (ii)  termination of the  investment  advisory  agreement between the fund and the manager.

The subadvisory  agreement provides that Barclays will make investment decisions for the Equity Index Fund in accordance  with the fund's  investment  objective, policies,  and restrictions,  and whatever  additional written guidelines it may receive from the manager from time to time. For these services, the manager pays
Barclays a monthly  fee at an annual rate of 0.05% of the fund's  average  daily net assets up to $200 million, 0.02% of the average daily net assets of the next
$300 million, and 0.01% of average daily net assets over $500 million.

For the fiscal  years  ended March 31,  2004,  2003 and 2002,  the advisor  paid
Barclays Global Fund Advisors subadvisory fees as listed in the following table:

BARCLAYS GLOBAL FUND ADVISORS SUBADVISORY FEES

2004                                                 $198,427

2003                                                 $148,801

2002                                                 $151,032

Real Estate Fund

The  investment  management  agreement  provides  that the manager may  delegate certain responsibilities under the agreement to a subadvisor.  Currently,  JPMIM serves as  subadvisor  to the Real  Estate  Fund under a  subadvisory  agreement between  the  manager  and JPMIM  dated  January 1, 2000,  that was  approved by shareholders  on December 17, 1999. The subadvisory  agreement  continues for an
initial   period  of  two  years  and  thereafter  so  long  as  continuance  is specifically  approved  by vote of a majority of the fund's  outstanding  voting securities or by vote of a majority of the fund's trustees, including a majority of those  trustees  who are  neither  parties to the  agreement  nor  interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  The  subadvisory  agreement is subject to termination without  penalty  on 60  days'  written  notice  by the  manager,  the  Board of
Directors,  a majority  of the fund's  outstanding  shares,  or JPMIM,  and will terminate  automatically  in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the manager.

The subadvisory agreement provides that JPMIM will make investment decisions for the Real  Estate  Fund in  accordance  with  the  fund's  investment  objective, policies,  and restrictions,  and whatever  additional written guidelines it may receive from the manager from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's  average daily net assets.

For the fiscal years ended March 31, 2004,  2003 and 2002 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES

2004                                $1,268,594

2003                                $695,981

2002                                $466,608

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC's  costs for serving as transfer  agent and  dividend-paying  agent for the funds out of the advisor's unified management fee. For a description of this fee and the  terms of its  payment,  see the  above  discussion  under  the  caption
INVESTMENT ADVISOR on page 35.

Special  services  may be offered to  shareholders  who  maintain  higher  share balances  in our  family of funds.  These  services  may  include  the waiver of
minimum   investment   requirements,   expedited   confirmation  of  shareholder
transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page 35. ACIS does not earn  commissions for  distributing the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan  Chase  Bank,  4 Metro Tech  Center,  Brooklyn,  New York,  11245,  and
Commerce Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105,  each serves as custodian of the assets of the funds. The custodians take no part in determining the  investment  policies  of the  funds or in  deciding  which  securities  are purchased  or sold by the  funds.  The  funds,  however,  may  invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP are the independent auditors of the funds. The address of Deloitte  &  Touche LLP is 1010 Grand  Boulevard,  Kansas City,  Missouri
64106. As the independent  auditors of the funds,  Deloitte & Touche provide services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting  brokers.  For Equity Index and the Real Estate Fund,  the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the  subadvisor  under the  terms of the  applicable  investment  subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and  dealers.  The advisor or the  subadvisor  evaluates  such  information  and services,  together with all other  information that it may have, in supervising and managing the investments of the funds.  Because the information and services may vary in amount, quality and reliability,  its influence in selecting brokers varies from none to very substantial.  The advisor or the subadvisor  intends to continue to place some of the funds' brokerage business with one or more brokers who provide  information  and services.  The information and services will be in addition to and not in lieu of  services to be  performed  by the  advisor.  The advisor  does not use brokers  that  provide  such  information  and services to reduce the expense of providing required services to the funds.

In the fiscal periods March 31, 2004, 2003, and 2002, the brokerage  commissions of each fund were as follows.

FUND                           2004             2003                   2002

Large Company Value         $184,972           $107,019              $37,880

Value                     $4,806,017         $4,224,298           $6,250,574

Small Cap Value           $3,229,782         $3,516,917           $3,059,659

Equity Income             $3,193,886         $2,902,522           $1,803,207

Equity Index                $179,658           $118,027              $57,745

Real Estate               $1,898,968           $996,265             $726,115

Mid Cap Value                   $295(1)           N/A                  N/A

1    FROM MARCH 31, 2004 (INCEPTION) TO MARCH 31, 2004.

The brokerage commissions paid by the funds may exceed those that another broker might  have  charged  for the  same  transactions  because  of the  value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities  transactions  may be used by the advisor in servicing all of its  accounts,  and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most  recently  completed  fiscal  year,  each of the funds listed below owned  securities of its regular  brokers or dealers (as defined by
Rule  10b-1  under  the  Investment  Company  Act of 1940)  or of  their  parent companies.

                                                           VALUE OF SECURITIES
                                                           OWNED AS OF
FUND                    BROKER, DEALER OR PARENT           MARCH 31, 2004

LARGE COMPANY VALUE     Bank of America                    $14,503,518
                        Wachovia Corp.                      $8,492,900
                        Morgan Stanley                      $8,337,150
                        Merrill Lynch & Co., Inc.           $8,487,300

VALUE                   Bank of America                    $56,418,766

SMALL CAP VALUE         None

EQUITY INCOME           Bank of America                    $74,586,746
                        Goldman Sachs Corp. (Equity)       $51,731,019
                        Goldman Sachs Corp. (Debt)         $53,127,480

EQUITY INDEX            Bank of America                    $10,876,099
                        Morgan Stanley                      $5,813,372
                        Wachovia Corp.                      $5,732,449
                        Merrill Lynch & Company Inc.        $5,344,140
                        Goldman Sachs Corp.                 $4,662,567
                        Lehman Brothers                     $2,120,229
                        Charles Schwab & Co. Inc.           $1,459,238
                        Bear Stearns Companies Inc.           $842,429

REAL ESTATE             None

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets  belonging to each series are held  separately by the custodian,  and the shares of each series  represent  a  beneficial  interest in the  principal, earnings  and profit (or losses) of  investments  and other assets held for each series.  Your rights as a shareholder  are the same for all series of securities unless otherwise stated.  Within their respective  series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors [including a majority of directors who are not  interested  persons  of the funds  (as  defined  in the  Investment
Company Act),  hereafter  referred to as the independent  directors]  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the  shareholders  of the affected class.  Some of the anticipated  benefits include improved name recognition of the funds generally;  and growing assets in existing funds,  which helps retain and attract  investment  management  talent, provides a better environment for improving fund performance,  and can lower the total  expense  ration for funds with  stepped-fee  schedules.  Pursuant to Rule
12b-1,  information  about revenues and expenses under the Plans is presented to the Board of Directors  quarterly for its consideration in continuing the Plans.
Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent  directors,  annually. The Plans may be amended by a vote  of the  Board  of  Directors,  including  a  majority  of the  independent directors,  except that the Plans may not be amended to materially  increase the amount spent for distribution  without majority  approval of the shareholders of the  affected  class.  The  Plans  terminate  automatically  in the  event of an assignment  and may be terminated  upon a vote of a majority of the  independent directors or by a majority of the outstanding  shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  Prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the funds'  distributor 0.25% annually of the average daily net asset  value of the A Class  shares.  This  payment is fixed at 0.25% and is not based on  expenses  incurred  by the  distributor.  During the fiscal year ended
March 31, 2004,  the  aggregate  amount of fees paid under the A Class Plan was:
Large Company Value, $89,170; Value, $11,828.

The distributor  then makes these payments to the financial  intermediaries  who offer  the A Class  shares  for past  individual  shareholder  and  distribution services,  as  described  below.  No  portion of these  payments  is used by the distributor  to pay  for  advertising,  printing  costs  or  interest  expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  Prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the funds'  distributor 1.00% annually of the average daily net asset value of the funds' B Class shares,  0.25% of which is paid for individual shareholder  services  (as  described  below)  and  0.75%  of  which is paid for distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended March 31, 2004,  the aggregate  amount of fees paid under the B Class Plan was: Large Company Value, $27,677; Value, $12,969.

The distributor  then makes these payments to the financial  intermediaries  who offer  the B Class  shares  for past  individual  shareholder  and  distribution services,  as  described  below.  No  portion of these  payments  is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  Prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the funds'  distributor 1.00% annually of the average daily net asset value of the funds' C Class shares,  0.25% of which is paid for individual shareholder  services  (as  described  below)  and  0.75%  of  which is paid for distribution  services (as described below).  This payment is fixed at 1.00% and is not based on  expenses  incurred by the  distributor.  During the fiscal year ended March 31, 2004,  the aggregate  amount of fees paid under the C Class Plan was:

     Large Company Value             $53,047

     Value                           $45,040

     Small Cap Value                 $34,547

     Equity Income                  $259,128

The distributor  then makes these payments to the financial  intermediaries  who offer  the C Class  shares  for past  individual  shareholder  and  distribution services,  as  described  below.  No  portion of these  payments  is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  Prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the funds'  distributor 0.50% annually of the average daily net asset  value of the R Class  shares.  This  payment is fixed at 0.50% and is not based on  expenses  incurred  by the  distributor.  During the fiscal year ended
March 31, 2004, the aggregate amount of fees paid under the R Class Plan was:

     Large Company Value                 $81

     Equity Income                      $375

The distributor  then makes these payments to the financial  intermediaries  who offer  the R Class  shares  for past  individual  shareholder  and  distribution services,  as  described  below.  No  portion of these  payments  is used by the distributor  to pay  for  advertising,  printing  costs  or  interest  expenses.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  Prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and
to  persons   purchasing  through  financial   intermediaries   such  as  banks,
broker-dealers  and  insurance  companies.  The funds'  distributor  enters into contracts  with various  banks,  broker-dealers,  insurance  companies and other financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds'  shares in various  investment  products or in  connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor  Class Plan.  Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'  distributor  0.50%
annually of the aggregate  average daily net assets of the funds'  Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and
0.25% of which is paid for distribution services. This payment is fixed at 0.50%
and is not based on expenses incurred by the distributor. During the fiscal year ended March 31, 2004, the aggregate  amount of fees paid under the Advisor Class
Plan was:

     Large Company Value             $24,848

     Value                        $1,572,654

     Small Cap Value              $1,478,908

     Equity Income                $1,585,024

     Real Estate                    $214,168

Because the Advisor Class of Mid Cap Value was not in operation as of the fiscal year end, it is not included.

The distributor  then makes these payments to the financial  intermediaries  who offer the Advisor Class shares for past individual  shareholder and distribution services,  as  described  below.  No  portion of these  payments  is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services,  including,  but not limited to,

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that use the funds as underlying  investment  media) of shares and
     placing   purchase,   exchange  and  redemption   orders  with  the  funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties  or  providing  the  information  to a fund as  necessary  for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semiannual financial statements, and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners;

(j)  providing other similar  administrative  and sub-transfer  agency services;
     and

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended March 31, 2004,  the aggregate  amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

     Large Company Value             $12,424

     Value                          $786,327

     Small Cap Value                $739,454

     Equity Income                  $792,512

     Real Estate                    $107,084

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to,

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' investors and prospective investors;

(f)  receiving  and  answering   correspondence   from  prospective   investors,
     including distributing  prospectuses,  statements of additional information and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing  application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service  fees" for the  provision of  personal,  continuing services to investors,  as  contemplated  by the Conduct Rules of the NASD;
     and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2004,  the aggregate  amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

     Large Company Value             $12,424

     Value                          $786,327

     Small Cap Value                $739,454

     Equity Income                  $792,512

     Real Estate                    $107,084

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the prospectuses for those classes in the section titled CHOOSING A
SHARE CLASS. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the  purchase  increases  pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

The aggregate  contingent deferred sales charges paid to the Distributor for the
B Class shares in the fiscal year ended March 31, 2004, were:

Value                                  $67

Large Company Value                 $2,244

The aggregate  contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended March 31, 2004, were:

     Value                           $550

     Large Company Value           $1,568

     Small Cap Value                 $414

     Equity Income                 $3,680

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                          DEALER CONCESSION

Less than $50,000                               5.00%

$50,000 - $99,999                               4.00%

$100,000 - $249,999                             3.25%

$250,000 - $499,999                             2.00%

$500,000 - $999,999                             1.75%

$1,000,000 - $3,999,999                         1.00%

$4,000,000 - $9,999,999                         0.50%

> $10,000,000                                   0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information  about buying,  selling,  exchanging and  converting  fund shares is contained  in  the  funds'  Prospectuses.  The  Prospectuses  are  available  to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the  bid and  asked  prices  provided  by  investment  dealers  according  to procedures established by the Board of Directors.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount or premium,  unless the  directors determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are
not   calculated.    Therefore,   these   calculations   do   not   take   place
contemporaneously  with the determination of the prices of many of the portfolio securities used in such calculation,  and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  received  from the fund in the manner in which they were realized by the fund.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from  gains on assets  held by a fund  longer  than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders. Alternatively, the fund may elect to recognize cumulative gains on
such  investments  and  distribute  them  to   shareholders.   Any  distribution
attributable to a PFIC is characterized as ordinary income.

As of March 31,  2004,  the funds in the table below had the  following  capital loss  carryovers.  When a fund has a capital  loss  carryover,  it does not make capital gains distributions until the loss has been offset or expired.

Fund                                 Capital Loss Carryover

Large Company Value                  $81,436 (expiring in 2011)

Equity Index                         $64,596,407 (expiring in 2009 through 2011)

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate on reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction) will be a taxable transaction for federal income tax purposes,  and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  postponing  the  recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial  part of those  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax.  However,  most, but not all, states allow this
tax  exemption  to  pass  through  to  fund   shareholders   when  a  fund  pays
distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual
interests  in  real  estate  mortgage   investment   conduits.   Under  Treasury
regulations,  a portion of a fund's income from a REIT that is  attributable  to the REIT's  residual  interest  in a real  estate  mortgage  investment  conduit
(REMIC)(referred  to in the Code as an  "excess  inclusion")  will be subject to federal  income  tax  in all  events.  These  regulations  provide  that  excess inclusion  income of a regulated  investment  company,  such as a fund,  will be allocated to shareholders of the regulated  investment  company in proportion to the  dividends  received  by  them  with  the  same  consequences  as  if  these shareholders  held the related REMIC  residual  interest  directly.  In general, excess  inclusion  income  allocated to shareholders (i) cannot be offset by net
operating   losses   (subject  to  a  limited   exception  for  certain   thrift
institutions)  and (ii) will  constitute  unrelated  business  taxable income to entities (including a qualified pension plan, an individual  retirement account, a 401(k)  plan,  a Keogh  plan or other  tax-exempt  entity)  subject  to tax on unrelated  business  inclusion  income,  thus requiring the entity to pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization"  (as  defined  in the  Code)  is a record  holder  of a share in a regulated  investment  company,  then the regulated  investment  company will be subject to a tax equal to that  portion of its excess  inclusion  income for the taxable year that is allocable to the disqualified  organization,  multiplied by the highest  federal income tax rate imposed on  corporations.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The  financial  statements  for the funds have been  audited by  Deloitte  &
Touche LLP, independent  auditors.  Their Independent  Auditors' Reports and the financial  statements  included in the funds' Annual Reports for the fiscal year ended March 31, 2004, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  Prospectus,  the funds invest in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S
--------------------------------------------------------------------------------

AAA                     This is the  highest  rating  assigned  by S&P to a debt
                        obligation. It indicates an extremely strong capacity to
                        pay interest and repay principal.

AA                      Debt rated in this category is considered to have a very
                        strong capacity to pay interest and repay principal.  It
                        differs from the highest-rated obligations only in small
                        degree.

A                       Debt rated A has a strong  capacity to pay  interest and
                        repay   principal,   although   it  is   somewhat   more
                        susceptible  to  the  adverse   effects  of  changes  in
                        circumstances  and  economic  conditions  than  debt  in
                        higher-rated categories.

BBB                     Debt rated in this  category  is  regarded  as having an
                        adequate  capacity to pay interest and repay  principal.
                        While   it   normally   exhibits   adequate   protection
                        parameters,  adverse  economic  conditions  or  changing
                        circumstances  are  more  likely  to lead to a  weakened
                        capacity to pay interest and repay principal for debt in
                        this  category  than in  higher-rated  categories.  Debt
                        rated  below  BBB  is  regarded  as  having  significant
                        speculative characteristics.

BB                      Debt  rated  in  this   category   has  less   near-term
                        vulnerability to default than other speculative  issues.
                        However,   it  faces  major  ongoing   uncertainties  or
                        exposure  to adverse  business,  financial,  or economic
                        conditions  that could lead to  inadequate  capacity  to
                        meet timely  interest  and  principal  payments.  The BB
                        rating also is used for debt subordinated to senior debt
                        that is assigned an actual or implied BBB rating.

B                       Debt  rated  in  this  category  is more  vulnerable  to
                        nonpayment  than  obligations  rated `BB', but currently
                        has the capacity to pay  interest  and repay  principal.
                        Adverse business, financial, or economic conditions will
                        likely impair the obligor's  capacity or  willingness to
                        pay interest and repay principal.

CCC                     Debt rated in this  category is currently  vulnerable to
                        nonpayment  and is dependent  upon  favorable  business,
                        financial,   and  economic  conditions  to  meet  timely
                        payment of interest and repayment of  principal.  In the
                        event  of  adverse  business,   financial,  or  economic
                        conditions, it is not likely to have the capacity to pay
                        interest and repay principal. The CCC rating category is
                        also used for debt  subordinated  to senior debt that is
                        assigned an actual or implied B or B- rating.

CC                      Debt  rated  in  this   category  is  currently   highly
                        vulnerable to nonpayment.  This rating  category is also
                        applied  to debt  subordinated  to  senior  debt that is
                        assigned an actual or implied CCC rating.

C                       The rating C typically  is applied to debt  subordinated
                        to senior debt,  and is currently  highly  vulnerable to
                        nonpayment of interest and principal. This rating may be
                        used to cover a situation  where a  bankruptcy  petition
                        has been filed or similar action taken, but debt service
                        payments are being continued.

D                       Debt rated in this  category is in default.  This rating
                        is used when interest  payments or principal  repayments
                        are not  made on the  date  due  even if the  applicable
                        grace period has not expired,  unless S&P believes  that
                        such payments will be made during such grace period.  It
                        also  will be  used  upon  the  filing  of a  bankruptcy
                        petition  for the  taking  of a  similar  action if debt
                        service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa                     This is the highest rating assigned by Moody's to a debt
                        obligation. It indicates an extremely strong capacity to
                        pay interest and repay principal.

Aa                      Debt rated in this category is considered to have a very
                        strong  capacity to pay interest and repay principal and
                        differs from Aaa issues only in a small degree. Together
                        with Aaa debt, it comprises what are generally  known as
                        high-grade bonds.

A                       Debt rated in this  category  possesses  many  favorable
                        investment   attributes  and  is  to  be  considered  as
                        upper-medium-grade   debt.   Although  capacity  to  pay
                        interest and repay principal are considered adequate, it
                        is somewhat more  susceptible to the adverse  effects of
                        changes in  circumstances  and economic  conditions than
                        debt in higher-rated categories.

Baa                     Debt   rated  in  this   category   is   considered   as
                        medium-grade  debt  having an  adequate  capacity to pay
                        interest and repay principal. While it normally exhibits
                        adequate   protection   parameters,   adverse   economic
                        conditions or changing  circumstances are more likely to
                        lead to a weakened  capacity to pay  interest  and repay
                        principal for debt in this category than in higher-rated
                        categories.  Debt rated  below Baa is regarded as having
                        significant speculative characteristics.

Ba                      Debt  rated  Ba  has  less  near-term  vulnerability  to
                        default than other speculative issues. However, it faces
                        major  ongoing  uncertainties  or  exposure  to  adverse
                        business,  financial or economic  conditions  that could
                        lead to inadequate  capacity to meet timely interest and
                        principal payments. Often the protection of interest and
                        principal payments may be very moderate.

B                       Debt rated B has a greater vulnerability to default, but
                        currently   has   the   capacity   to   meet   financial
                        commitments.   Assurance  of  interest   and   principal
                        payments  or  of  maintenance  of  other  terms  of  the
                        contract over any long period of time may be small.  The
                        B rating category is also used for debt  subordinated to
                        senior  debt that is assigned an actual or implied Ba or
                        Ba3 rating.

Caa                     Debt  rated  Caa is of poor  standing,  has a  currently
                        identifiable  vulnerability to default, and is dependent
                        upon   favorable   business,   financial   and  economic
                        conditions  to  meet  timely  payment  of  interest  and
                        repayment  of   principal.   In  the  event  of  adverse
                        business,  financial or economic  conditions,  it is not
                        likely to have the  capacity to pay  interest  and repay
                        principal. Such issues may be in default or there may be
                        present  elements of danger with respect to principal or
                        interest.   The  Caa   rating  is  also  used  for  debt
                        subordinated  to senior  debt that is assigned an actual
                        or implies B or B3 rating.

Ca                      Debt rated in this category  represent  obligations that
                        are speculative in a high degree.  Such debt is often in
                        default or has other marked shortcomings.

C                       This is the lowest rating assigned by Moody's,  and debt
                        rated  C  can  be  regarded  as  having  extremely  poor
                        prospects of attaining investment standing.

FITCH, INC.

AAA                     Debt rated in this  category has the lowest  expectation
                        of credit risk. Capacity for timely payment of financial
                        commitments is exceptionally  strong and highly unlikely
                        to be adversely affected by foreseeable events.

AA                      Debt rated in this  category has a very low  expectation
                        of credit risk. Capacity for timely payment of financial
                        commitments   is  very  strong  and  not   significantly
                        vulnerable to foreseeable events.

A                       Debt rated in this  category  has a low  expectation  of
                        credit risk.  Capacity  for timely  payment of financial
                        commitments  is strong,  but may be more  vulnerable  to
                        changes in circumstances or in economic  conditions than
                        debt rated in higher categories.

BBB                     Debt  rated  in  this  category   currently  has  a  low
                        expectation of credit risk and an adequate  capacity for
                        timely  payment  of  financial   commitments.   However,
                        adverse  changes  in   circumstances   and  in  economic
                        conditions are more likely to impair this capacity. This
                        is the lowest investment grade category.

FITCH, INC.

BB                      Debt  rated  in  this  category  has  a  possibility  of
                        developing  credit risk,  particularly  as the result of
                        adverse economic change over time. However,  business or
                        financial   alternatives   may  be  available  to  allow
                        financial  commitments  to be met.  Securities  rated in
                        this category are not investment grade.

B                       Debt rated in this category has significant credit risk,
                        but  a  limited  margin  of  safety  remains.  Financial
                        commitments  currently  are being met,  but capacity for
                        continued  debt service  payments is  contingent  upon a
                        sustained, favorable business and economic environment.

CCC, CC, C              Debt rated in these  categories  has a real  possibility
                        for default.  Capacity for meeting financial commitments
                        depends  solely upon  sustained,  favorable  business or
                        economic  developments.   A  CC  rating  indicates  that
                        default  of  some  kind  appears  probable;  a C  rating
                        signals imminent default.

DDD, DD, D              The ratings of obligations in this category are based on
                        their  prospects for achieving  partial or full recovery
                        in a reorganization or liquidation of the obligor. While
                        expected  recovery  values  are highly  speculative  and
                        cannot be estimated  with any  precision,  the following
                        serve as general guidelines.  `DDD' obligations have the
                        highest  potential  for  recovery,  around  90%- 100% of
                        outstanding amounts and accrued interest. `DD' indicates
                        potential recoveries in the range of 50%-90% and `D' the
                        lowest recovery  potential,  i.e.,  below 50%.  Entities
                        rated in this category have  defaulted on some or all of
                        their obligations. Entities rated `DDD' have the highest
                        prospect  for  resumption  of  performance  or continued
                        operation  with  or  without  a  formal   reorganization
                        process.  Entities  rated  `DD'  and `D'  are  generally
                        undergoing  a  formal   reorganization   or  liquidation
                        process; those rated `DD' are likely to satisfy a higher
                        portion of their outstanding obligations, while entities
                        rated  `D'  have  a  poor   prospect  of  repaying   all
                        obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS

S&P      MOODY'S         DESCRIPTION

A-1      Prime-1        This  indicates  that the  degree  of  safety  regarding
         (P-1)          timely payment is strong.  Standard & Poor's rates those
                        issues  determined  to possess  extremely  strong safety
                        characteristics as A-1+.

A-2      Prime-2        Capacity  for  timely  payment  on  commercial  paper is
         (P-2)          satisfactory,  but the relative  degree of safety is not
                        as high as for issues  designated  A-1.  Earnings trends
                        and coverage ratios,  while sound,  will be more subject
                        to  variation.  Capitalization  characteristics,   while
                        still  appropriate,  may be more  affected  by  external
                        conditions. Ample alternate liquidity is maintained.

A-3      Prime-3        Satisfactory capacity for timely repayment.  Issues that
         (P-3)          carry this rating are somewhat  more  vulnerable  to the
                        adverse  changes  in   circumstances   than  obligations
                        carrying the higher designations.

NOTE RATINGS

S&P        MOODY'S                  DESCRIPTION

SP-1       MIG-1; VMIG-1            Notes are of the  highest  quality  enjoying
                                    strong   protection  from  established  cash
                                    flows of funds for their  servicing  or from
                                    established  and  broad-based  access to the
                                    market for refinancing, or both.

SP-2       MIG-2; VMIG-2            Notes are of high quality with ample margins
                                    of  protection,  although not so large as in
                                    the preceding group.

SP-3       MIG-3; VMIG-3            Notes  are of  favorable  quality  with  all
                                    security elements accounted for, but lacking
                                    the  undeniable  strength  of the  preceding
                                    grades.  Market access for  refinancing,  in
                                    particular,    is   less    likely   to   be
                                    well-established.

SP-4       MIG-4; VMIG-4            Notes  are  of  adequate  quality,  carrying
                                    specific risk but having  protection and not
                                    distinctly or predominantly speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         o EDGAR database at sec.gov

                        o By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-xxxxx   0408

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

Item 23.   Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a)  (1) Articles of Incorporation of Twentieth Century Capital Portfolios,
Inc., dated June 11, 1993 (filed  electronically as Exhibit 1a to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872).

          (2) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective
Amendment No. 24 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-64872).

          (3) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872).

          (4) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc.,  dated  September  9,  1996  (filed   electronically   as  Exhibit  a3  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872).

          (5) Articles of Amendment of  Twentieth  Century  Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1c  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872).

          (6) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1d  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872).

          (7) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,   dated  April  30,  1997   (filed   electronically   as  Exhibit  b1e  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on May 21, 1997, File No. 33-64872).

          (8)  Certificate of Correction to Articles  Supplementary  of American
Century Capital  Portfolios,  Inc., dated May 15, 1997 (filed  electronically as
Exhibit b1f to Post-Effective  Amendment No. 8 to the Registration  Statement of
the Registrant on May 21, 1997, File No. 33-64872).

          (9) Articles of Merger merging RREEF  Securities  Fund,  Inc. with and into  American  Century  Capital  Portfolios,  Inc.,  dated June 13, 1997 (filed electronically  as  Exhibit  a8  to  Post-Effective  Amendment  No.  15  to  the
Registration Statement of the Registrant on May 14, 1999, File No. 33-64872).

          (10) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  December  18,  1997  (filed   electronically  as  Exhibit  b1g  to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872).

          (11) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 1, 1998 (filed  electronically as Exhibit b1h to Post-Effective
Amendment  No. 11 to the  Registration  Statement of the  Registrant on June 26,
1998, File No. 33-64872).

          (12) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  29,  1999  (filed   electronically   as  Exhibit  b1i  to
Post-Effective  Amendment No. 14 to the Registration Statement of the Registrant
on December 29, 1998, File No. 33-64872).

          (13) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a12  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872).

          (14)  Certificate of Correction to Articles  Supplementary of American
Century Capital  Portfolios,  Inc., dated May 12, 1999 (filed  electronically as
Exhibit a15 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on October 10, 2002, File No. 33-64872).

          (15) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 2, 1999 (filed  electronically as Exhibit a13 to Post-Effective
Amendment  No. 16 to the  Registration  Statement of the  Registrant on July 29,
1999, File No. 33-64872).

          (16) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 8, 2000 (filed  electronically as Exhibit a14 to Post-Effective
Amendment  No. 17 to the  Registration  Statement of the  Registrant on July 28,
2000, File No. 33-64872).

          (17) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872).

          (18) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872).

          (19) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a17 to Post-Effective
Amendment  No. 21 to the  Registration  Statement of the  Registrant on July 30,
2001, File No. 33-64872).

          (20) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated  August  23,  2001  (filed   electronically   as  Exhibit  a18  to
Post-Effective  Amendment No. 22 to the Registration Statement of the Registrant
on July 30, 2002, File No. 33-64872).

          (21) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872).

          (22) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872).

          (23) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872).

          (24)  Certificate of Correction to Articles  Supplementary of American
Century Capital Portfolios,  Inc., dated June 17, 2002 (filed  electronically as
Exhibit a22 to Post-Effective  Amendment No. 22 to the Registration Statement of
the Registrant on July 30, 2002, File No. 33-64872).

          (25) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872).

          (26) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated   August  6,  2003  (filed   electronically   as  Exhibit  a26  to
Post-Effective  Amendment No. 28 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-64872).

          (27) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  November  5,  2003  (filed   electronically   as  Exhibit  a27  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872).

          (28) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  12,  2004  (filed   electronically   as  Exhibit  a28  to
Post-Effective  Amendment No. 30 to the Registration Statement of the Registrant
on March 29, 2004, File No. 33-64872).

          (29) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 1, 2004, is included herein.

     (b)  (1)  By-Laws  (filed  electronically  as  Exhibit 2 to  Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872).

          (2) Amendment to the By-Laws (filed  electronically  as Exhibit b2b to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh,  Article Eighth and Article Ninth of
Registrant's   Articles   of   Incorporation,   appearing   as   Exhibit  1a  to
Post-Effective  Amendment No. 5 on Form N-1A of the Registrant;  and Sections 3,
4, 5, 6, 7, 8, 9, 10,  11,  22,  24,  25,  30,  31,  33,  39,  40,  45 and 46 of
Registrant's By-Laws appearing as Exhibit 2 to Post-Effective Amendment No. 5 on
Form  N-1A of the  Registrant,  and  Sections  25,  30,  and 31 of  Registrant's
Amendment to By-Laws appearing as Exhibit b2b to Post-Effective  Amendment No. 9 on Form N-1A of the Registrant.

     (d)  (1) Management Agreement with American Century Investment  Management,
Inc.,   dated   August  1,  1997  (filed   electronically   as  Exhibit  b5a  to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872).

          (2)  Addendum  to  the  Management  Agreement  with  American  Century
Investment  Management,  Inc.,  dated July 30,  1998  (filed  electronically  as
Exhibit b5c to Post-Effective  Amendment No. 11 to the Registration Statement of
the Registrant on June 26, 1998, File No. 33-64872).

          (3) Subadvisory  Agreement  between  Barclays Global Fund Advisers and
American  Century  Investment  Management,  Inc.,  dated January 29, 1999 (filed electronically  as  Exhibit  b5d  to  Post-Effective  Amendment  No.  14 to  the
Registration  Statement  of the  Registrant  on  December  29,  1998,  File  No.
33-64872).

          (4)  Addendum  to  the  Management  Agreement  with  American  Century
Investment  Management,  Inc., dated January 29, 1999 (filed  electronically  as
Exhibit b5e to Post-Effective  Amendment No. 14 to the Registration Statement of
the Registrant on December 29, 1998, File No. 33-64872).

          (5)  Amendment  to the  Management  Agreement  with  American  Century
Investment  Management,  Inc.,  dated July 30,  1999  (filed  electronically  as
Exhibit d6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant on July 29, 1999, File No. 33-64872).

          (6) Amendment No. 1 to the Management  Agreement with American Century
Investment  Management,  Inc.,  dated January 1, 2000 (filed  electronically  as
Exhibit d7 to Post-Effective  Amendment No. 17 to the Registration  Statement of
the Registrant on July 28, 2000, File No. 33-64872).

          (7)  Subadvisory  Agreement by and between  American  Century  Capital
Portfolios,  Inc., American Century Investment Management,  Inc. and J.P. Morgan
Investment  Management  Inc.,  dated  January 1, 2000 (filed  electronically  as
Exhibit d2 to Post-Effective  Amendment No. 17 to the Registration  Statement of
the Registrant on July 28, 2000, File No. 33-64872).

          (8)  Addendum  to  the  Management  Agreement  with  American  Century
Investment Management,  Inc., dated May 1, 2001 (filed electronically as Exhibit
d8 to  Post-Effective  Amendment  No. 20 to the  Registration  Statement  of the
Registrant on April 20, 2001, File No. 33-64872).

          (9)  Addendum  to  the  Management  Agreement  with  American  Century
Investment  Management,  Inc., dated September 3, 2002 (filed  electronically as
Exhibit d9 to Post-Effective  Amendment No. 24 to the Registration  Statement of
the Registrant on October 10, 2002, File No. 33-64872).

          (10)  Addendum  to the  Management  Agreement  with  American  Century
Investment  Management,  Inc.,  dated August 29, 2003 (filed  electronically  as
Exhibit d10 to Post-Effective  Amendment No. 28 to the Registration Statement of
the Registrant on August 28, 2003, File No. 33-64872).

          (11) Amendment No. 2 to the Management Agreement with American Century
Investment  Management,  Inc.,  dated  August 1, 2003 (filed  electronically  as
Exhibit d11 to Post-Effective  Amendment No. 29 to the Registration Statement of
the Registrant on January 5, 2004, File No. 33-64872).

          (12)  Addendum  to the  Management  Agreement  with  American  Century
Investment  Management,  Inc., dated February 27, 2004 (filed  electronically as
Exhibit d12 to Post-Effective  Amendment No. 30 to the Registration Statement of
the Registrant on March 29, 2004, File No. 33-64872).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 20, 2002, File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment  Services,  Inc., dated as of February 27, 2004
(filed  electronically as Exhibit e4 to Post-Effective  Amendment No. 104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated as of August 1, 1993 (filed  electronically as Exhibit 9 to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872).

          (2) Credit  Agreement with JPMorgan  Chase, as  Administrative  Agent,
dated  as  of  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Target Maturities Trust, on January 30, 2004, File No. 2-94608).

          (3) Customer Identification Program Reliance Agreement,  dated October
1, 2003 (filed electronically as Exhibit h10 to Post-Effective  Amendment No. 40
to the Registration  Statement of American Century  Municipal Trust on September
30, 2003, File No. 2-91229).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP (to be filed by amendment).

          (2) Power of Attorney,  dated November 15, 2002 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 99 to the Registration  Statement
of American Century Mutual Funds, Inc. on December 17, 2002, File No. 2-14213).

          (3) Power of Attorney,  dated November 15, 2002 (filed  electronically as Exhibit j3 to Post-Effective  Amendment No. 103 to the Registration Statement
of American Century Mutual Funds, Inc. on December 1, 2003, File No. 2-14213).

          (4)   Secretary's   Certificate,   dated   November  25,  2002  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  99  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on December 17,
2002, File No. 2-14213).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment No. 9 to the Registration  Statement of the Registrant on February 17,
1998, File No. 33-64872).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American Century Mutual Funds, Inc. on July 17, 1997, File No. 2-14213).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
the Registrant on June 26, 1998, File No. 33-64872).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant on July 29, 1999, File No. 33-64872).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American Century World Mutual Funds, Inc. on May 24, 2000, File No. 33-39242).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc.  on  October  1,  2002,  File No.
33-39242).

          (13) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (14) Amendment No. 1 to Master Distribution and Individual Shareholder
Services Plan (C Class),  dated April 30, 2001 (filed  electronically as Exhibit
m12 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (15) Amendment No. 2 to Master Distribution and Individual Shareholder
Services  Plan (C Class),  dated  September  3, 2002  (filed  electronically  as
Exhibit m15 to Post-Effective  Amendment No. 26 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc.  on  October  1,  2002,  File No.
33-39242).

          (16)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (C Class),  dated as of  February  27,  2004  (filed electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213).

          (17) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734).

          (18)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (A Class),  dated as of  February  27,  2004  (filed electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213).

          (19) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734).

          (20)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (B  Class)  dated as of  February  27,  2004  (filed electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213).

          (21) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc.  on  August  28,  2003,  File  No.
33-79482).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 17, 2002, File No.2-82734).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on December 23, 2002, File No. 2-91229).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p to Post-Effective Amendment No. 35 to the Registration Statement of
American Century  California  Tax-Free and Municipal Funds on December 17, 2002,
File No. 2-82734).

          (2) Barclays  Code of Ethics  (filed  electronically  as Exhibit p2 to
Post-Effective  Amendment  No.  30 to the  Registration  Statement  of  American
Century Variable Portfolios, Inc. on April 12, 2001, File No. 33-14567).

          (3) J.P.  Morgan  Investment  Management,  Inc.  Code of Ethics (filed electronically  as  Exhibit  p3  to  Post-Effective  Amendment  No.  20  to  the
Registration Statement of the Registrant on April 20, 2001, File No. 33-64872).

Item 24.  Persons Controlled by or Under Common Control with Registrant

None.

Item 25.  Indemnification.

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. None

Item 27. Principal Underwriter.

I.   (a)  American Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal      Positions and Offices     Positions and Offices
Business Address*       with Underwriter             with Registrant
-----------------------------------------------------------------------
James E. Stowers, Jr.  Chairman and Director          Chairman and
                                                      Director

James E. Stowers III   Co-Chairman and Director       Director

William M. Lyons       President, Chief Executive     President
                       Officer and Director

Robert T. Jackson      Executive Vice President,      Executive Vice
                       Chief Financial Officer        President
                       and Chief Accounting Officer

Brian Jeter            Senior Vice President          none

Mark Killen            Senior Vice President          none

Dave Larrabee          Senior Vice President          none

Barry Mayhew           Senior Vice President          none

David C. Tucker        Senior Vice President          Senior Vice
                       and General Counsel            President
                                                      and General
                                                      Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.  Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 29.  Management Services - Not applicable.

Item 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment No. 31 to this Registration  Statement to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of  Kansas  City,  State of
Missouri on the 25th day of May, 2004.

                               American Century Capital Portfolios, Inc.
                                  (Registrant)

                                By:  /*/ William M. Lyons
                                    -----------------------------------------
                                    President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 31 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                       Title                             Date
---------                       -----                             ----

*William M. Lyons               President and                   May 26, 2004
--------------------------      Principal Executive Officer
William M. Lyons

*Maryanne Roepke                Senior Vice President,          May 26, 2004
--------------------------      Treasurer and Chief Accounting
Maryanne Roepke                 Officer

*James E. Stowers, Jr.          Chairman of the Board and       May 26, 2004
--------------------------      Director
James E. Stowers, Jr.

*James E. Stowers III           Director                        May 26, 2004
--------------------------
James E. Stowers III

*Thomas A. Brown                Director                        May 26, 2004
--------------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.          Director                        May 26, 2004
--------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock               Director                        May 26, 2004
--------------------------
D. D. (Del) Hock

*Donald H. Pratt                Director                        May 26, 2004
--------------------------
Donald H. Pratt

*Gale E. Sayers                 Director                        May 26, 2004
--------------------------
Gale E. Sayers

*M. Jeannine Strandjord         Director                        May 26, 2004
--------------------------
M. Jeannine Strandjord

*Timothy S. Webster             Director                        May 26, 2004
--------------------------
Timothy S. Webster

*By  /s/ Charles A. Etherington
     --------------------------------------
     Charles A. Etherington
     Attorney-in-Fact